united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St. Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/15

Item 1. Reports to Stockholders.

altegris TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

March 31, 2015

Altegris Futures Evolution Strategy Fund

A Series of Northern Lights Fund Trust

Semi-Annual Report

Class A (EVOAX)
Class C (EVOCX)
Class I (EVOIX)
Class N (EVONX)

SUB-ADVISED BY
DoubleLine Capital LP
333 South Grand Avenue
Suite 1800
Los Angeles, CA 90071

888.524.9441

www.altegris.com/mutualfunds

Altegris Futures Evolution Strategy Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2015

The Fund’s performance figures* for the periods ending March 31, 2015, compared to its benchmark:

			Annualized
				Since Inception	Since Inception
	Six Months	One Year	Three Years	February 16, 2012	October 31, 2011
Altegris Futures Evolution Strategy Fund - Class A	21.85%	34.44%	10.20%	N/A	8.94%
Altegris Futures Evolution Strategy Fund - Class A with load **	14.89%	26.66%	8.04%	N/A	7.06%
Altegris Futures Evolution Strategy Fund - Class C	21.47%	33.41%	9.41%	8.47%	N/A
Altegris Futures Evolution Strategy Fund - Class I	22.07%	34.71%	10.50%	N/A	9.21%
Altegris Futures Evolution Strategy Fund - Class N	21.88%	34.50%	10.22%	N/A	8.92%
Bank of America Merrill Lynch 3-Month Treasury Bill Index ***	0.01%	0.03%	0.07%	0.07%	0.06%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense ratios, before any fee waivers, are 2.08%, 2.83%, 1.83% and 2.08% for Class A, Class C, Class I and Class N shares, respectively, per the Fund’s prospectus dated January 28, 2015. Class A shares are subject to a sales charge imposed on purchase of 5.75%. For performance information current to the most recent month-end, please call 1-877-772-5838.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	Bank of America Merrill Lynch 3-Month Treasury Bill Index: Is an unmanaged index that measures the returns of three-month Treasury Bills.

Holdings by Type of Investment	% of Net Assets
Bonds & Notes
Mortgage Backed Securities	31.4%
Asset Backed Securities	9.9%
Government	6.9%
Financial	5.9%
Consumer, Non-cyclical	2.6%
Communications	1.9%
Energy	1.6%
Basic Materials	1.2%
Industrials	1.0%
Consumer, Cyclical	1.0%
Utilities	0.6%
Technology	0.4%
Structured Note	5.0%
Unaffiliated Trading Companies	3.6%
Other, Cash & Cash Equivalents	27.0%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

1

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2015

Shares				Value
	INVESTMENTS - 73.1%
	UNAFFILIATED TRADING COMPANIES - 3.6%
18,621	ISAM Systematic Program Class ISAM (a,b) *			$4,767,947
56,489	Winton Diversified Trading Program Class WNTN (a,b) *			13,821,996
	TOTAL UNAFFILIATED TRADING COMPANIES (Cost - $16,341,425)			18,589,943

Principal
Amount ($)			Maturity
	STRUCTURED NOTE - 5.0%
78,000	Barclays Bank PLC Linked Note (a,b) *		1/28/2017	26,116,781
	(Cost - $7,800,000)
		Yield
	BONDS & NOTES - 64.5%
	AEROSPACE / DEFENSE - 0.1%
250,000	Boeing Co.	3.7500%	11/20/2016	262,179
128,000	Boeing Co.	6.8750	3/15/2039	192,754
145,000	TransDigm, Inc.	6.0000	7/15/2022	145,000
				599,933
	AGRICULTURE - 0.0%
155,000	Altria Group, Inc.	2.8500	8/9/2022	154,089

	AIRLINES - 0.1%
200,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd.	8.3750	5/10/2020	201,000
200,000	Gol LuxCo SA (c)	8.8750	1/24/2022	145,000
230,000	Southwest Airlines Co.	5.1250	3/1/2017	245,923
				591,923
	AUTO MANUFACTURERS - 0.2%
150,000	Daimler Finance North America LLC. (c)	1.3750	8/1/2017	150,105
150,000	Daimler Finance North America LLC. (c)	1.6500	3/2/2018	150,834
250,000	Ford Motor Co.	7.4500	7/16/2031	345,147
190,000	General Motors Financial Co., Inc.	3.0000	9/25/2017	193,562
85,000	Toyota Motor Credit Corp.	1.7500	5/22/2017	86,326
275,000	Toyota Motor Credit Corp.	1.4500	1/12/2018	276,761
				1,202,735
	AUTO PARTS & EQUIPMENT - 0.1%
105,000	American Axle & Manufacturing, Inc.	6.6250	10/15/2022	112,613
50,000	Dana Holding Corp.	5.5000	12/15/2024	51,500
126,000	Delphi Automotive Systems Corp.	4.1500	3/15/2024	133,947
125,000	Goodyear Tire & Rubber Co.	7.0000	5/15/2022	136,875
				434,935
	BANKS - 4.0%
300,000	Agromercantil Senior Trust (c)	6.2500	4/10/2019	305,610
600,000	Agromercantil Senior Trust	6.2500	4/10/2019	611,220
350,000	Australia & New Zealand Banking Group Ltd. (c)	3.2500	3/1/2016	358,375
250,000	Australia & New Zealand Banking Group Ltd. (c)	4.8750	1/12/2021	284,841
400,000	Banco Davivienda SA	2.9500	1/29/2018	399,000
200,000	Banco de Bogota SA	5.3750	2/19/2023	207,000
300,000	Banco de Chile	6.2500	6/15/2016	318,475
400,000	Banco de Costa Rica	5.2500	8/12/2018	408,800
100,000	Banco de Credito del Peru (c)	2.7500	1/9/2018	100,700
300,000	Banco de Credito del Peru	2.7500	1/9/2018	302,850
200,000	Banco de Credito del Peru/Panama	5.3750	9/16/2020	219,500
500,000	Banco de Credito e Inversiones	3.0000	9/13/2017	511,436
300,000	Banco do Brasil SA/Cayman (c,d)	9.0000	Perpetual	258,549
500,000	Banco GNB Sudameris SA	3.8750	5/2/2018	484,750
200,000	Banco GNB Sudameris SA	7.5000	7/30/2022	209,946
400,000	Banco Internacional del Peru SAA	5.7500	10/7/2020	437,000

See accompanying notes to consolidated financial statements.

2

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

March 31, 2015

Principal
Amount ($)		Yield	Maturity	Value
	BANKS - 4.0% (continued)
200,000	Banco Internacional del Peru SAA (d)	8.5000%	4/23/2070	$224,000
250,000	Banco Mercantil del Norte SA (d)	6.8620	10/13/2021	261,720
400,000	Banco Nacional de Costa Rica	4.8750	11/1/2018	405,480
200,000	Banco Nacional de Costa Rica	6.2500	11/1/2023	203,500
350,000	Banco Regional SAECA	8.1250	1/24/2019	371,580
200,000	Banco Santander Chile (d)	1.8751	1/19/2016	201,500
600,000	Banco Santander Mexico SA (d)	5.9500	1/30/2024	634,320
600,000	Bancolombia SA	6.1250	7/26/2020	641,070
610,000	Bank of America Corp.	2.0000	1/11/2018	614,605
150,000	Bank of Montreal	1.3000	7/15/2016	151,075
175,000	Bank of Montreal	1.3000	7/14/2017	175,553
170,000	Bank of Montreal	1.4000	9/11/2017	170,734
150,000	Bank of Montreal	2.3750	1/25/2019	153,515
355,000	Bank of Nova Scotia	1.2500	4/11/2017	355,993
345,000	BB&T Corp.	2.1500	3/22/2017	351,281
170,000	BB&T Corp.	2.4500	1/15/2020	172,934
200,000	BBVA Banco Continental SA	3.2500	4/8/2018	205,500
700,000	BBVA Bancomer SA/Grand Cayman (d)	6.0080	5/17/2022	735,000
200,000	BBVA Bancomer SA/Texas (c,d)	5.3500	11/12/2029	198,960
355,000	Citigroup, Inc.	1.3500	3/10/2017	354,208
250,000	Citigroup, Inc.	1.7500	5/1/2018	249,562
400,000	Corpbanca SA	3.1250	1/15/2018	397,174
400,000	Corpbanca SA	3.8750	9/22/2019	400,129
250,000	CorpGroup Banking SA	6.7500	3/15/2023	247,606
600,000	DBS Bank Ltd. (d)	3.6250	9/21/2022	621,483
700,000	Global Bank Corp.	4.7500	10/5/2017	719,950
200,000	Global Bank Corp.	5.1250	10/30/2019	207,500
200,000	Global Bank Corp. (c)	5.1250	10/30/2019	207,500
210,000	Goldman Sachs Group, Inc.	5.7500	10/1/2016	224,067
100,000	Goldman Sachs Group, Inc.	2.9000	7/19/2018	103,351
165,000	Goldman Sachs Group, Inc.	2.6000	4/23/2020	166,755
235,000	JPMorgan Chase & Co.	3.1500	7/5/2016	241,099
125,000	JPMorgan Chase & Co.	1.3500	2/15/2017	125,483
335,000	JPMorgan Chase & Co.	1.7000	3/1/2018	336,346
150,000	Korea Development Bank	4.3750	8/10/2015	151,891
200,000	Korea Development Bank	3.2500	3/9/2016	204,000
350,000	Morgan Stanley	1.8750	1/5/2018	352,395
165,000	Morgan Stanley	2.6500	1/27/2020	167,297
165,000	Morgan Stanley	3.7500	2/25/2023	172,811
200,000	National Australia Bank Ltd. (c)	3.0000	7/27/2016	205,802
900,000	Oversea-Chinese Banking (d)	4.0000	10/15/2024	938,034
360,000	PNC Funding Corp.	2.7000	9/19/2016	368,557
150,000	PNC Funding Corp.	3.3000	3/8/2022	158,001
900,000	United Overseas Bank Ltd. (d)	3.7500	9/19/2024	930,699
360,000	Wells Fargo & Co.	2.1000	5/8/2017	367,772
165,000	Wells Fargo & Co.	4.6000	4/1/2021	185,209
150,000	Wells Fargo & Co.	3.5000	3/8/2022	159,247
360,000	Westpac Banking Corp.	2.0000	8/14/2017	366,941
				20,977,241
	BEVERAGES - 0.2%
150,000	Ajecorp BV	6.5000	5/14/2022	90,000
360,000	Anheuser-Bush InBev Worldwide, Inc.	1.3750	7/15/2017	362,224
300,000	Central American Bottling Corp.	6.7500	2/9/2022	315,375
170,000	Coca-Cola Co.	1.8000	9/1/2016	172,907
				940,506

See accompanying notes to consolidated financial statements.

3

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

March 31, 2015

Principal
Amount ($)		Yield	Maturity	Value
	BIOTECHNOLOGY - 0.1%
300,000	Amgen, Inc.	2.1250%	5/15/2017	$305,512
175,000	Gilead Sciences, Inc.	3.0500	12/1/2016	181,143
				486,655
	BUILDING MATERIALS - 0.3%
200,000	Cemex SAB de CV (c)	5.7000	1/11/2025	197,300
200,000	Cemex SAB de CV (d)	5.0253	10/15/2018	209,400
600,000	Grupo Cementos de Chihuahua SAB de CV	8.1250	2/8/2020	645,600
125,000	Louisiana-Pacific Corp.	7.5000	6/1/2020	133,438
15,000	Masonite International Corp. (c)	5.6250	3/15/2023	15,375
400,000	Union Andina de Cementos SAA	5.8750	10/30/2021	404,400
				1,605,513
	CHEMICALS - 0.5%
100,000	Ashland, Inc.	4.7500	8/15/2022	101,500
225,000	Dow Chemical Co.	2.5000	2/15/2016	228,306
85,000	Dow Chemical Co.	5.7000	5/15/2018	95,583
150,000	Dow Chemical Co.	3.0000	11/15/2022	151,294
350,000	Ecolab, Inc.	3.0000	12/8/2016	360,873
100,000	Ecolab, Inc.	1.5500	1/12/2018	100,259
600,000	Grupo Idesa SA de CV	7.8750	12/18/2020	615,250
120,000	Hexion US Finance Corp.	6.6250	4/15/2020	109,800
200,000	LPG International, Inc.	7.2500	12/20/2015	205,400
200,000	Mexichem SAB de CV (c)	5.8750	9/17/2044	196,000
30,000	Platform Specialty Products Corp. (c)	6.5000	2/1/2022	31,350
200,000	Sociedad Quimica y Minera de Chile SA	6.1250	4/15/2016	202,012
				2,397,627
	COLLATERALIZED MORTGAGE OBLIGATIONS
	U.S. GOVERNMENT AGENCY - 7.8%
558,805	Fannie Mae REMICS 2005-2 S (d,e)	6.4263	2/25/2035	111,285
5,833,156	Fannie Mae REMICS 2005-104 NI (d,e)	6.5263	3/25/2035	726,603
1,027,276	Fannie Mae REMICS 2006-99 AS (d,e)	6.4063	10/25/2036	208,418
820,279	Fannie Mae REMICS 2006-119 PS (d,e)	6.5263	12/25/2036	132,162
1,164,609	Fannie Mae REMICS 2006-126 CS (d,e)	6.5263	1/25/2037	232,494
750,722	Fannie Mae REMICS 2009-41 ZA (e)	4.5000	6/25/2039	796,690
934,102	Fannie Mae REMICS 2009-98 DZ (e)	4.5000	12/25/2039	990,831
618,909	Fannie Mae REMICS 2010-76 ZK (e)	4.5000	7/25/2040	695,857
581,782	Fannie Mae REMICS 2010-115 SE (d,e)	5.8263	10/25/2040	120,992
408,137	Fannie Mae REMICS 2010-134 CS (d,e)	6.5063	12/25/2025	67,250
408,137	Fannie Mae REMICS 2010-134 SE (d,e)	6.4763	12/25/2025	62,870
529,120	Fannie Mae REMICS 2010-142 SC (d,e)	6.4263	12/25/2040	115,548
164,366	Fannie Mae REMICS 2010-57 DP (e)	4.0000	8/25/2039	169,603
270,416	Fannie Mae REMICS 2011-18 UZ (e)	4.0000	3/25/2041	283,974
557,000	Fannie Mae REMICS 2011-74 KL (e)	5.0000	6/25/2040	615,861
1,332,883	Fannie Mae REMICS 2011-93 ES (d,e)	6.3263	9/25/2041	270,501
474,349	Fannie Mae REMICS 2011-111 EZ (e)	5.0000	11/25/2041	539,444
2,384,573	Fannie Mae REMICS 2012-3 DS (e)	5.7763	2/25/2042	386,107
360,161	Fannie Mae REMICS 2013-6 ZH (e)	1.5000	2/25/2043	339,952
1,522,873	Fannie Mae REMICS 2013-74 YS (d,e)	5.7394	7/25/2043	1,377,760
256,159	Fannie Mae REMICS 2013-115 NS (d,e)	11.5367	11/25/2043	270,266
814,183	Fannie Mae REMICS 2013-122 DS (d,e)	5.1915	7/25/2043	746,794
1,889,802	Fannie Mae REMICS 2014-73 PS (d,e)	6.0263	11/25/2044	365,482
750,076	Freddie Mac REMICS 2663 ZP (e)	5.0000	8/15/2033	833,796
260,762	Freddie Mac REMICS 2909 Z (e)	5.0000	12/15/2034	290,150
464,523	Freddie Mac REMICS 3257 SI (d,e)	6.1385	12/15/2036	85,786
1,825,191	Freddie Mac REMICS 3404 SA (d,e)	5.8185	1/15/2038	327,875
1,538,849	Freddie Mac REMICS 3753 SB (d,e)	5.8185	11/15/2040	309,603
639,672	Freddie Mac REMICS 3770 SE (d,e)	6.3185	11/15/2040	80,155

See accompanying notes to consolidated financial statements.

4

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

March 31, 2015

Principal
Amount ($)		Yield	Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS
	U.S. GOVERNMENT AGENCY (continued)- 7.8%
3,003,070	Freddie Mac REMICS 3792 SP (d,e)	9.4970%	1/15/2041	$3,123,247
322,501	Freddie Mac REMICS 3818 JA (e)	4.5000	1/15/2040	336,805
896,745	Freddie Mac REMICS 3926 FS (d,e)	6.3985	9/15/2041	216,587
561,777	Freddie Mac REMICS 3957 DZ (e)	3.5000	11/15/2041	555,887
363,274	Freddie Mac REMICS 3957 HZ (e)	4.0000	11/15/2041	396,229
2,101,532	Freddie Mac REMICS 3984 DS (d,e)	5.7685	1/15/2042	378,328
955,990	Freddie Mac REMICS 4229 MS (d,e)	7.3824	7/15/2043	1,013,516
5,101,916	Freddie Mac REMICS 4255 GS (d,e)	5.9892	9/15/2043	1,022,138
329,947	Freddie Mac REMICS 4259 GS (d,e)	11.5160	10/15/2043	342,923
1,490,191	Freddie Mac REMICS 4291 MS (d,e)	5.7185	1/15/2054	247,814
5,134,882	Freddie Mac REMICS 4314 MS (d,e)	5.9185	7/15/2043	900,211
1,908,609	Freddie Mac REMICS 4391 MA (e)	3.0000	7/15/2040	1,983,263
5,163,639	Freddie Mac REMICS 4440 ZD (e)	2.5000	2/15/2045	4,552,704
2,871,634	Freddie Mac REMICS 4407 PS (d,e)	5.4185	6/15/2044	481,072
4,685,879	Government National Mortgage Association 2010-35 DS (d)	5.5040	3/20/2040	651,299
7,142,707	Government National Mortgage Association 2010-121 SE (d)	5.8240	9/20/2040	1,145,923
4,724,951	Government National Mortgage Association 2011-69 SC (d)	5.2040	5/20/2041	592,291
4,034,503	Government National Mortgage Association 2013-102 BS (d)	5.9740	3/20/2043	685,050
2,097,168	Government National Mortgage Association 2013-119 TZ	3.0000	8/20/2043	1,998,347
709,176	Government National Mortgage Association 2013-120 GS (d)	5.1888	8/20/2043	711,417
5,873,111	Government National Mortgage Association 2013-122 SB (d)	5.9255	8/16/2043	1,068,110
761,920	Government National Mortgage Association 2013-148 DS (d)	5.5055	10/16/2043	129,663
3,328,933	Government National Mortgage Association 2013-186 SG (d)	6.0675	2/16/2043	531,228
2,359,584	Government National Mortgage Association 2013-188 MS (d)	5.3755	12/16/2043	380,299
5,895,172	Government National Mortgage Association 2014-3 SM (d)	5.9240	1/20/2044	896,659
6,108,038	Government National Mortgage Association 2014-4 SM (d)	5.9255	1/16/2044	982,304
5,108,229	Government National Mortgage Association 2014-5 SA (d)	5.3740	1/20/2044	731,968
4,879,115	Government National Mortgage Association 2014-58 SG (d)	5.4255	4/16/2044	690,072
4,970,486	Government National Mortgage Association 2014-76 SA (d)	5.4240	1/20/2040	764,203
1,659,548	Government National Mortgage Association 2014-95 CS (d)	6.0755	6/16/2044	309,056
3,608,935	Government National Mortgage Association 2014-145 CS (d)	5.4255	5/16/2044	578,124
2,943,943	Government National Mortgage Association 2014-156 PS (d)	6.0740	10/20/2044	517,653
				40,468,499
	WHOLE LOAN COLLATERAL - 16.5%
505,000	Adjustable Rate Mortgage Trust 2005-2 6M2 (d)	1.1538	6/25/2035	445,262
751,835	Alternative Loan Trust 2004-28CB 1A1	5.5000	1/25/2035	774,209
1,645,413	Alternative Loan Trust 2006-14CB A8	6.0000	6/25/2036	1,422,552
1,372,436	Alternative Loan Trust 2006-8T1 1A4	6.0000	4/25/2036	1,162,815
439,221	Alternative Loan Trust 2007-22 2A16	6.5000	9/25/2037	352,006
1,260,003	Alternative Loan Trust 2007-J2 2A1	6.0000	7/25/2037	1,228,659
1,625,000	American General Mortgage Loan Trust 2010-1A A3 (c,d)	5.6500	3/25/2058	1,656,632
4,500,000	Bank of America Funding 2005-B 3M1 Trust (d)	0.6260	4/20/2035	3,665,954
396,715	Bank of America Funding 2006-3A1 Trust	5.7500	3/25/2036	371,379
2,339,681	Bank of America Funding 2007-1 TA3B Trust (f)	5.9426	1/25/2037	1,875,649
374,888	Bank of America Funding 2012-R4 A Trust (c,d)	0.4335	3/4/2039	369,735
1,266,627	Bank of America Mortgage 2007-1 Trust 2007-1 2A17	6.0000	1/25/2037	1,206,983
3,179,089	BCAP LLC 2010-RR6 1716 (c,d)	6.0121	7/26/2036	2,574,162
318,520	Bear Stearns Asset Backed Securities I Trust 2004-AC2 2A	5.0000	5/25/2034	320,560
1,192,609	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1 (d)	2.4674	2/20/2035	1,174,491
3,281,421	CHL Mortgage Pass-Through Trust 2005-HYB7 6A1 (d)	4.7899	11/20/2035	2,953,279
6,054,716	CHL Mortgage Pass-Through Trust 2007-11 A12	6.0000	8/25/2037	5,294,134
1,155,338	CHL Mortgage Pass-Through Trust 2007-12 A9	5.7500	8/25/2037	1,099,249
1,030,238	CHL Mortgage Pass-Through Trust 2007-5 A51	5.7500	5/25/2037	994,316
4,207,392	CHL Mortgage Pass-Through Trust 2007-8 1A24	6.0000	1/25/2038	3,790,911

See accompanying notes to consolidated financial statements.

5

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

March 31, 2015

Principal
Amount ($)		Yield	Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS
	WHOLE LOAN COLLATERAL - 16.5% (continued)
116,325	Citicorp Mortgage Securities Trust Series 2007-2 3A1	5.5000%	2/25/2037	$116,365
109,107	Citicorp Mortgage Securities Trust Series 2007-6 1A5	6.0000	7/25/2037	109,471
3,152,767	Citicorp Mortgage Loan Trust 2006-AR2 1A2	2.5999	3/25/2036	3,006,952
1,971,795	Citicorp Mortgage Loan Trust 2011-12 1A2 (c,d)	4.9631	4/25/2036	1,467,491
648,253	CitiMortgage Alternative Loan Trust Series 2007-A1 2A1	5.5000	1/25/2022	654,625
327,940	Credit Suisse First Boston Mortgage Securities Corp. 2005-8 1A3	5.2500	9/25/2035	317,851
723,590	CSMC Mortgage-Backed Trust 2006-7 1A3	5.0000	8/25/2036	627,497
513,764	CSMC Mortgage-Backed Trust 2006-9 2A1	5.5000	11/25/2036	498,177
762,618	CSMC Mortgage-Backed Trust 2007-1 5A14	6.0000	2/25/2037	681,226
10,078	CSMC Series 2009-13R 2A1 (c)	6.0000	1/26/2037	10,088
913,685	CSMC Series 2010-4R 3A17 (c,d)	6.1281	6/26/2037	869,015
1,000,000	CSMC Series 2011-5R 6A9 (c,d)	2.6475	11/27/2037	901,541
1,000,000	CSMC Series 2011-12R 3A5 (c,d)	2.2600	7/27/2036	908,393
749,823	CSMC Trust 2013-3R 1A1 (c,d)	1.3010	4/27/2035	693,888
395,775	First Horizon Alternative Mortgage Securities Trust 2005-AA4 1A1 (d)	2.2659	5/25/2035	331,713
2,577,911	First Horizon Alternative Mortgage Securities Trust 2005-FA4 1A6	5.5000	6/25/2035	2,396,225
305,736	GSR Mortgage Loan Trust 2004-2F 14A1	5.5000	9/25/2019	310,744
835,114	GSR Mortgage Loan Trust 2005-AR7 3A1 (d)	2.5009	11/25/2035	782,858
2,100,330	GSR Mortgage Loan Trust 2006-2F 3A4	6.0000	2/25/2036	1,763,250
2,232,916	GSR Mortgage Loan Trust 2006-AR1 3A1 (d)	2.7800	1/25/2036	2,015,946
1,301,095	GSR Mortgage Loan Trust 2007-1F 2A2	5.5000	1/25/2037	1,242,565
756,524	HomeBanc Mortgage Trust 2005-3 A1 (d)	0.4138	7/25/2035	693,074
1,182,362	Impac Secured Assets Trust 2006-5 1A1C (d)	0.4438	2/25/2037	911,237
104,309	JP Morgan Mortgage Trust 2007-S1 1A1	5.0000	3/25/2022	102,826
1,548,800	JP Morgan Mortgage Trust 2007-S2 1A11	6.0000	6/25/2037	1,349,826
1,058,059	JP Morgan Mortgage Trust 2007-S2 1A15	6.7500	6/25/2037	951,503
111,978	JP Morgan Resecuritization Trust Series 2011-2 2A3 (c,d)	3.5000	7/26/2036	113,126
17,984	JP Morgan Resecuritization Trust Series 2011-2 6A11 (c,d)	5.5000	12/26/2035	17,907
786,537	Lehman Mortgage Trust 2006-1 1A3	5.5000	2/25/2036	645,451
805,349	Lehman Mortgage Trust 2006-2 2A3	5.7500	4/25/2036	809,091
759,819	MASTR Adjustable Rate Mortgages Trust 2006-2 2A1 (d)	2.5649	4/25/2036	708,576
60,336	Morgan Stanley Mortgage Loan Trust 2004-1 1A1	5.0000	11/25/2018	61,493
1,102,021	Morgan Stanley Mortgage Loan Trust 2006-2 7A1 (d)	5.5583	2/25/2036	1,062,207
339,105	Morgan Stanley Mortgage Loan Trust 2006-7 3A (d)	5.3420	6/25/2036	286,170
1,083,691	Morgan Stanley Mortgage Loan Trust 2006-8AR 5A2 (d)	2.1211	6/25/2036	1,078,767
671,172	Morgan Stanley Mortgage Loan Trust 2006-11 2A2	6.0000	8/25/2036	550,211
1,931,768	Morgan Stanley Mortgage Loan Trust 2007-12 3A4	6.2500	8/25/2037	1,749,825
1,994,281	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2007-1 1A1A (f)	5.9950	3/25/2047	1,505,054
370,745	Opteum Mortgage Acceptance Corp. Asset Backed Pass - Through Certificates 2005-5 2AN (d)	5.6750	12/25/2035	384,400
410,081	PHH Alternative Mortgage Trust Series 2007-2 3A1	6.0000	5/25/2037	361,312
521,595	RALI Series 2006-QA1 A21 Trust (d)	3.7406	1/25/2036	419,434
507,256	RALI Series 2006-QS10 A9 Trust	6.5000	8/25/2036	438,983
920,298	RALI Series 2006-QS12 2A3 Trust	6.0000	9/25/2036	747,458
700,788	RALI Series 2007-QS6 A6 Trust	6.2500	4/25/2037	593,576
594,319	Residential Asset Securitization Trust 2006-A2 A3	6.0000	1/25/2046	493,328
478,970	Residential Asset Securitization Trust 2006-A6 2A11	6.0000	7/25/2036	424,330
717,505	Residential Asset Securitization Trust 2006-A11 1A4	6.2500	10/25/2036	595,325
822,932	Residential Asset Securitization Trust 2007-A1 A8	6.0000	3/25/2037	584,327
636,539	Residential Asset Securitization Trust 2007-A3 1A1 (d)	0.6238	4/25/2037	357,156
83,027	Residential Asset Securitization Trust 2007-A3 1A2 (d)	45.0513	4/25/2037	178,749
76,155	RFMSI Series 2003-S16 A1 Trust	4.7500	9/25/2018	76,657
380,802	RFMSI Series 2006-S3 A7 Trust	5.5000	3/25/2036	346,271
661,613	RFMSI Series 2006-S7 A3 Trust	6.2500	8/25/2036	598,736
261,460	RFMSI Series 2006-S7 A7 Trust	6.2500	8/25/2036	236,612
1,201,816	RFMSI Series 2007-S1 A5 Trust	6.0000	1/25/2037	1,096,608

See accompanying notes to consolidated financial statements.

6

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

March 31, 2015

Principal
Amount ($)		Yield	Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS
	WHOLE LOAN COLLATERAL - 16.5% (continued)
413,841	RFMSI Series 2007-S2 A4 Trust	6.0000%	2/25/2037	$370,866
1,133,918	RFMSI Series 2007-S6 1A11 Trust	6.0000	6/25/2037	992,611
2,702,824	Sequoia Mortgage Trust 2013-1 2A1 (d)	1.8550	2/25/2043	2,481,198
126,403	Structured Asset Securities Corp. Mortgage Pass-through Certificates 2004-11XS 2A2 (f)	5.0543	6/25/2034	148,625
1,323,443	WaMu Mortgage Pass-Through Certificates Series 2005-AR14 2A1 Trust (d)	2.3916	12/25/2035	1,213,591
1,571,742	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A8 Trust	6.0000	11/25/2035	1,456,092
2,265,796	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 1A2 Trust	6.0000	4/25/2037	1,929,953
1,409,895	Wells Fargo Alternative Loan 2007-PA3 1A4 Trust	5.7500	7/25/2037	1,277,809
831,639	Wells Fargo Alternative Loan 2007-PA3 3A1 Trust	6.2500	7/25/2037	753,647
840,101	Wells Fargo Mortgage Backed Securities 2006-2 3A1 Trust	5.7500	3/25/2036	862,795
468,135	Wells Fargo Mortgage Backed Securities 2007-3 1A4 Trust	6.0000	4/25/2037	464,524
480,215	Wells Fargo Mortgage Backed Securities 2007-7 A38 Trust	6.0000	6/25/2037	486,163
229,677	Wells Fargo Mortgage Backed Securities 2007-13 A6 Trust	6.0000	9/25/2037	237,516
				85,643,814
	COMMERCIAL MBS - 6.0%
50,000	Bank of America Commercial Mortgage Trust 2006-4 AM	5.6750	7/10/2046	52,889
250,000	Bank of America Commercial Mortgage Trust 2006-5 AM	5.4480	9/10/2047	262,454
790,000	Bank of America Commercial Mortgage Trust 2006-6 AM	5.3900	10/10/2045	835,621
235,000	Bank of America Commercial Mortgage Trust 2007-1 AM (c)	5.4160	1/15/2049	246,631
125,000	Bank of America Commercial Mortgage Trust 2007-2 AM (d)	5.7922	4/10/2049	134,658
125,000	Bank of America Commercial Mortgage Trust 2007-4 AM (d)	6.0113	2/10/2051	135,815
26,657	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8 A4	4.6740	6/11/2041	26,677
35,841	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 AJ (d)	5.0050	2/13/2042	35,843
76,151	Boca Hotel Portfolio Trust 2013 BOCA A (c,d)	1.3315	8/15/2026	76,151
250,000	Boca Hotel Portfolio Trust 2013 BOCA D (c,d)	3.2315	8/15/2026	249,704
265,000	CD 2007-CD4 AMFX Commercial Mortgage Trust (d)	5.3660	12/11/2049	277,185
500,000	CDGJ Commercial Mortgage Trust 2014-BXCH B (c,d)	2.0245	12/15/2027	500,859
50,000	Citigroup Commercial Mortgage Trust 2006-C4 AM (d)	5.7681	3/15/2049	52,367
610,000	Citigroup Commercial Mortgage Trust 2007-C6 AMFX (c,d)	5.7029	12/10/2049	648,996
250,000	Citigroup Commercial Mortgage Trust 2008-C7 AM (d)	6.3490	12/10/2049	273,330
965,352	Citigroup Commercial Mortgage Trust 2012-GC8 XA (c,d)	2.3610	9/10/2045	93,957
4,699,241	Citigroup Commercial Mortgage Trust 2014-GC25 XA (d)	1.2517	10/10/2047	375,460
120,600	Citigroup Commercial Mortgage Trust 2015-GC27 D (c,d)	4.4290	2/10/2048	109,378
300,000	COMM 2006-C7 AM Mortgage Trust (d)	5.9648	6/10/2046	314,785
239,711	COMM 2013-FL3 RRI2 Mortgage Trust (c,d)	4.4320	10/13/2028	240,783
110,600	COMM 2014-CCRE15 D Mortgage Trust (c,d)	4.9188	2/10/2047	110,841
125,000	COMM 2014-CCRE19 C Mortgage Trust (d)	4.8779	8/10/2047	133,171
3,727,082	COMM 2014-CCRE19 XA Mortgage Trust (d)	1.4687	8/10/2047	293,145
100,000	COMM 2014-CCRE20 C Mortgage Trust (d)	4.6583	11/10/2047	105,094
350,000	COMM 2014-KYO E Mortgage Trust (c,d)	2.5300	6/11/2027	349,655
890,000	COMM 2014-KYO F Mortgage Trust (c,d)	3.6800	6/11/2027	887,791
563,625	COMM 2014-USB4 E Mortgage Trust (c)	3.7500	8/10/2047	458,814
644,150	COMM 2014-USB4 F Mortgage Trust (c)	3.7500	8/10/2047	522,652
1,207,795	COMM 2014-USB4 G Mortgage Trust (c)	3.7500	8/10/2047	776,300
2,000,000	COMM 2015-CCRE22 XA Mortgage Trust (d)	1.1741	3/10/2048	141,214
107,700	COMM 2015-LC19 B Mortgage Trust (d)	3.8290	2/10/2048	112,271
1,033,617	Commercial Mortgage Pass Through Certificates 2012-CR3 XA (d)	2.1657	10/15/2045	111,753
425,000	Commercial Mortgage Trust 2006-GG7 AM (d)	6.0136	7/10/2038	444,958
125,000	Commercial Mortgage Trust 2007-GG11 AM (d)	5.8670	12/10/2049	135,316
250,000	Commercial Mortgage Trust 2007-GG9 AM	5.4750	3/10/2039	263,663
105,200	Commercial Mortgage Trust 2007-GG9 AMFX	5.4750	3/10/2039	111,192
571,902	Countrywide Commercial Mortgage Trust 2007-MF1 A (c,d)	6.2756	11/12/2043	601,927
125,000	Credit Suisse Commercial Mortgage Trust Series 2006-C1 C (d)	5.4685	2/15/2039	127,284
730,600	Credit Suisse Commercial Mortgage Trust Series 2006-C4 AM	5.5090	9/15/2039	769,841
200,000	Credit Suisse Commercial Mortgage Trust Series 2006-C5 AM	5.3430	12/15/2039	209,811

See accompanying notes to consolidated financial statements.

7

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

March 31, 2015

Principal
Amount ($)		Yield	Maturity	Value
	COMMERCIAL MBS - 6.0% (continued)
250,000	Credit Suisse Commercial Mortgage Trust Series 2007-C2 AM (d)	5.5718%	1/15/2049	$268,048
250,000	Credit Suisse Commercial Mortgage Trust Series 2007-C4 A1AM (d)	5.9027	9/15/2039	270,508
30,232	Credit Suisse First Boston Mortgage Securities Corp. 1998-C2 F (c,d)	6.7500	11/15/2030	31,167
263,000	Credit Suisse First Boston Mortgage Securities Corp. 2005-C2 AMFX	4.8770	4/15/2037	263,029
2,000,000	CSAIL 2015-C1 XA Commercial Mortgage Trust (d)	1.1208	4/15/2050	140,360
250,000	CSMC Series 2009-RR2 IQB (c,d)	5.6859	4/16/2049	263,616
250,000	GS Mortgage Securities Trust 2006-GG6 AJ (d)	5.7082	4/10/2038	255,533
458,700	GS Mortgage Securities Trust 2006-GG8 AJ	5.6220	11/10/2039	469,017
8,394,604	GS Mortgage Securities Trust 2015-GC28 XA (d)	1.3241	2/10/2048	655,941
1,379,213	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8 X (d)	0.7182	5/15/2045	8,205
247,065	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 AM	5.3720	5/15/2047	256,863
250,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC18 AM (d)	5.4660	6/12/2047	265,242
475,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20 AM (d)	6.0799	2/12/2051	520,663
750,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LPD12 AM (d)	6.2084	2/15/2051	815,064
948,240	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6 XA (d)	1.9226	5/15/2045	81,821
2,354,005	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 XA (d)	2.1158	10/15/2045	232,274
800,855	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CBX XA (d)	1.7549	6/15/2045	60,502
115,813	JP Morgan Chase Commercial Mortgage Series Trust 2013-FL3 D (c,d)	2.5315	4/15/2028	115,936
108,300	JP Morgan Chase Commercial Mortgage Series Trust 2014-DSTY A (c)	3.4289	6/10/2027	112,798
785,000	JP Morgan Chase Commercial Mortgage Series Trust 2015-CSMO C (c,d)	2.4280	1/15/2032	786,008
175,000	JP Morgan Commercial Mortgage-Backed Securities Trust 2009-RR2 GEB (c)	5.5430	12/13/2049	185,179
108,930	JPMBB Commercial Mortgage Securities Trust 2014-C23 C (d)	4.4606	9/15/2047	114,639
9,988,786	JPMBB Commercial Mortgage Securities Trust 2014-C25 XA (d)	1.0183	11/15/2047	693,172
115,000	JPMBB Commercial Mortgage Securities Trust 2014-C26 C (d)	4.4270	1/15/2048	119,869
948,000	JPMBB Commercial Mortgage Securities Trust 2014-C26 XA (d)	1.1883	1/15/2048	71,506
127,500	JPMBB Commercial Mortgage Securities Trust 2015-C27 D (c,d)	3.8453	2/15/2048	112,099
1,223,800	JPMBB Commercial Mortgage Securities Trust 2015-C27 XA (d)	1.3994	2/15/2048	110,984
102,700	LB Commercial Mortgage Trust 2007-C3 AMFL (c,d)	5.8997	7/15/2044	111,938
250,000	LB-UBS Commercial Mortgage Trust 2005-C7 AJ (d)	5.3230	11/15/2040	255,671
250,000	LB-UBS Commercial Mortgage Trust 2006-C7 AM (d)	5.3780	11/15/2038	263,996
2,245,088	LB-UBS Commercial Mortgage Trust 2006-C7 XCL (c,d)	0.6340	11/15/2038	20,323
1,870,906	LB-UBS Commercial Mortgage Trust 2006-C7 XW (c,d)	0.6340	11/15/2038	16,935
350,000	LB-UBS Commercial Mortgage Trust 2007-C2 AM (d)	5.4930	2/15/2040	370,140
640,000	LB-UBS Commercial Mortgage Trust 2007-C2 AJ (d)	6.3509	9/15/2045	685,526
535,000	LMREC 2015-CRE1 A, Inc. (c,d)	1.9233	2/22/2032	540,136
250,000	Merrill Lynch Mortgage Trust 2005-CIP1 AM (d)	5.1070	7/12/2038	252,497
250,000	Merrill Lynch Mortgage Trust 2005-CKI1 AJ (d)	5.4484	11/12/2037	254,878
225,000	Merrill Lynch Mortgage Trust 2006-C1 AJ (d)	5.8655	5/12/2039	227,800
250,000	ML-CFC Commercial Mortgage Trust 2006-1 AJ (d)	5.7494	2/12/2039	256,195
425,000	ML-CFC Commercial Mortgage Trust 2006-4 AM	5.2040	12/12/2049	450,398
125,000	ML-CFC Commercial Mortgage Trust 2007-5 AM	5.4190	8/12/2048	132,060
962,127	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 XA (c,d)	1.8651	8/15/2045	76,168
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 C	4.4893	10/15/2047	130,125
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 C	4.0000	12/15/2047	124,030
175,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 D (c)	3.0710	2/15/2048	146,462
237,245	Morgan Stanley Capital I, Inc. 2006-XLF J (c,d)	0.6020	7/15/2019	235,476
650,000	Morgan Stanley Capital I, Inc. 2007-XLFA D (c,d)	0.3645	10/15/2020	648,969
250,000	Morgan Stanley Capital I Trust 2005-HQ7 AJ (d)	5.3631	11/14/2042	253,178
600,000	Morgan Stanley Capital I Trust 2005-IQ10 AJ (d)	5.1979	9/15/2042	608,132
250,000	Morgan Stanley Capital I Trust 2005-T19 AJ (d)	4.9850	6/12/2047	252,169
100,000	Morgan Stanley Capital I Trust 2007-HQ11 AJ (d)	5.5080	2/12/2044	104,435
108,800	Morgan Stanley Capital I Trust 2007-IQ13 AJ	5.4380	3/15/2044	111,417
125,000	Morgan Stanley Capital I Trust 2007-IQ13 AM	5.4060	3/15/2044	133,177
350,000	Morgan Stanley Capital I Trust 2007-IQ16 AM (d)	6.2876	12/12/2049	384,296
450,000	Morgan Stanley Capital I Trust 2007-IQ16 AMA (d)	6.2836	12/12/2049	489,511
939,197	Morgan Stanley Capital I Trust 2011-C1 XA (c.d)	0.8980	9/15/2047	13,120

See accompanying notes to consolidated financial statements.

8

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

March 31, 2015

Principal
Amount ($)		Yield		Maturity	Value
	COMMERCIAL MBS - 6.0% (continued)
610,000	Morgan Stanley Capital I Trust 2015-XLF1 D (c.d)	3.1500%		8/13/2016	$610,811
500,000	Morgan Stanley Re-REMIC Trust 2009-GG10 A4B (c,d)	5.9886		8/12/2045	536,411
1,038,502	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA (c,d)	2.2827		8/10/2049	111,251
125,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AJ (d)	5.6320		10/15/2048	128,253
125,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AJ (d)	5.4130		12/15/2043	127,902
300,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AMFL (c,d)	0.3765		12/15/2043	289,095
350,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C31 AM (d)	5.5910		4/15/2047	373,710
650,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C32 AMFX (c)	5.7030		6/15/2049	698,547
600,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AM (d)	5.9635		2/15/2051	650,161
114,000	Wells Fargo Commercial Mortgage Trust 2014-LC18 B	3.9590		12/15/2047	119,392
5,743,540	Wells Fargo Commercial Mortgage Trust 2015-LC26 XA (d)	1.4262		2/15/2048	557,797
963,598	WFRBS Commercial Mortgage Trust 2012-C8 XA (c,d)	2.1933		8/15/2045	95,911
1,018,345	WFRBS Commercial Mortgage Trust 2012-C9 XA (c,d)	2.2042		11/15/2045	110,441
5,615,368	WFRBS Commercial Mortgage Trust 2014-C24 XA (d)	0.9914		11/15/2047	384,467
					31,233,586
	COMMERCIAL SERVICES - 0.2%
100,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	5.5000		4/1/2023	102,875
547,494	ENA Norte Trust	4.9500		4/25/2023	562,550
100,000	Service Corp. International/US	5.3750		1/15/2022	104,500
125,000	United Rentals North America, Inc.	7.6250		4/15/2022	136,750
					906,675
	COMPUTERS - 0.1%
250,000	Hewlett-Packard Co.	3.3000		12/9/2016	258,512
100,000	Hewlett-Packard Co.	2.6000		9/15/2017	102,532
270,000	International Business Machines Corp.	1.1250		2/6/2018	269,334
					630,378
	COSMETICS / PERSONAL CARE - 0.1%
210,000	Procter & Gamble Co.	0.7500		11/4/2016	210,239
150,000	Procter & Gamble Co.	1.6000		11/15/2018	151,997
130,000	Revlon Consumer Products Corp.	5.7500		2/15/2021	134,225
					496,461
	DISTRIBUTION / WHOLESALE - 0.0%
135,000	HD Supply, Inc	7.5000		7/15/2020	144,450

	DIVERSIFIED FINANCIAL SERVICES - 1.2%
175,000	Air Lease Corp.	3.7500		2/1/2022	177,837
155,000	Ally Financial, Inc.	4.1250		3/30/2020	154,031
390,000	American Express Credit Corp.	1.1250		6/5/2017	389,923
90,000	American Express Credit Corp.	2.1250		3/18/2019	91,159
230,000	American Express Credit Corp.	2.2500		8/15/2019	233,333
150,000	Bantrab Senior Trust	9.0000		11/14/2020	157,500
300,000	Cementos Progreso Trust	7.1250		11/6/2023	318,750
200,000	CIMPOR Financial Operations BV	5.7500		7/17/2024	166,000
400,000	Corp Financiera de Desarrollo SA	3.2500		7/15/2019	407,000
200,000	Corp Financiera de Desarrollo SA (c)	3.2500		7/15/2019	203,000
500,000	Fondo MIVIVIENDA SA	3.3750		4/2/2019	507,500
660,000	General Electric Capital Corp.	2.9000		1/9/2017	683,967
500,000	Guanay Finance Ltd.	6.0000		12/15/2020	526,250
145,000	Icahn Enterprises LP	4.8750		3/15/2019	147,719
200,000	Magnesita Finance Ltd.	8.6250		Perpetual	155,750
250,000	National Rural Utilities Cooperative Finance Corp.	1.1000		1/27/2017	251,078
188,000	National Rural Utilities Cooperative Finance Corp.	10.3750		11/1/2018	243,579
120,000	National Rural Utilities Cooperative Finance Corp.	2.0000		1/27/2020	119,856
715,438	Peru Enhanced Pass-Through Finance Ltd.	3.0800	**	5/31/2018	684,388
165,000	Synchrony Financial	3.0000		8/15/2019	168,582
400,000	Tanner Servicios Financieros SA	4.3750		3/13/2018	393,916

See accompanying notes to consolidated financial statements.

9

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

March 31, 2015

Principal
Amount ($)		Yield	Maturity	Value
	DIVERSIFIED FINANCIAL SERVICES - 1.2% (continued)
200,000	Unifin Financiera SAPI de CV SOFOM ENR (c)	6.2500%	7/22/2019	$186,320
				6,367,438
	ELECTRIC - 0.6%
200,000	AES Andres Dominicana Ltd. / Itabo Dominicana Ltd.	9.5000	11/12/2020	209,000
200,000	AES El Salvador Trust II	6.7500	3/28/2023	178,000
170,000	Berkshire Hathaway Energy Co.	6.5000	9/15/2037	230,145
360,000	Duke Energy Corp.	1.6250	8/15/2017	363,889
150,000	Duke Energy Progress, Inc.	4.1500	12/1/2044	163,846
200,000	Empresa de Energia de Bogota SA ESP	6.1250	11/10/2021	214,000
200,000	Empresas Publicas de Medellin ESP	7.6250	7/29/2019	235,500
200,000	Inkia Energy Ltd. (c)	8.3750	4/4/2021	206,500
400,000	Isreal Electric Corp LTD	5.6250	6/21/2018	425,374
200,000	Isreal Electric Corp LTD (c)	5.0000	11/12/2024	207,000
200,000	Mexico Generadora de Energia S de rl	5.5000	12/6/2032	203,000
245,000	Southern Co.	1.9500	9/1/2016	248,797
125,000	Southern Co.	2.4500	9/1/2018	128,845
213,000	Southern Power Co.	4.8750	7/15/2015	215,579
				3,229,475
	ELECTRONICS - 0.0%
225,000	Thermo Fisher Scientific, Inc.	3.3000	2/15/2022	230,708

	ENGINEERING & CONSTRUCTION - 0.1%
200,000	Aeropuertos Dominicanos Siglo XXI SA (f)	9.7500	11/13/2019	192,500
300,000	OAS Financial Ltd. (c,g)	8.8750	Perpetual	44,250
130,000	SBA Communications Corp Class A	5.6250	10/1/2019	137,085
				373,835
	ENTERTAINMENT - 0.0%
30,000	Cinemark USA, Inc.	7.3750	6/15/2021	32,175
45,000	Regal Entertainment Group Class A	5.7500	3/15/2022	46,013
105,000	Scientific Games International, Inc. (c)	7.0000	1/1/2022	107,362
				185,550
	ENVIRONMENTAL CONTROL - 0.1%
225,000	Waste Management, Inc.	2.6000	9/1/2016	229,117
135,000	Waste Management, Inc.	3.1250	3/1/2025	136,301
135,000	Waste Management, Inc.	4.1000	3/1/2045	137,945
				503,363
	FOOD - 1.2%
300,000	Cencosud SA	5.5000	1/20/2021	313,536
200,000	Cencosud SA	4.8750	1/20/2023	198,145
200,000	Cencosud SA (c)	5.1500	2/12/2025	197,568
250,000	Corp Azucarera del Peru SA	6.3750	8/2/2022	223,250
100,000	Corp Pesquera Inca SAC (c)	9.0000	2/10/2017	99,250
400,000	Cosan Overseas Ltd.	8.2500	Perpetual	394,440
275,000	General Mills, Inc.	5.7000	2/15/2017	298,058
200,000	JBS Investments GmbH	7.7500	10/28/2020	211,500
200,000	JBS Investments GmbH	7.2500	4/3/2024	204,000
300,000	Kellogg Co.	1.7500	5/17/2017	303,045
60,000	Kellogg Co.	7.4500	4/1/2031	80,946
365,000	Kroger Co.	2.2000	1/15/2017	371,214
220,000	Kroger Co.	3.4000	4/15/2022	227,285
400,000	Marfrig Holding Europe BV (c)	6.8750	6/24/2019	340,000
400,000	Marfrig Holding Europe BV	6.8750	6/24/2019	340,000
200,000	Minerva Luxembourg SA	7.7500	1/31/2023	197,000
500,000	Minerva Luxembourg SA (d)	8.7500	Perpetual	475,000
365,000	Mondelez International, Inc.	4.1250	2/9/2016	374,838
200,000	Pesquera Exalmar S.A.A. (c)	7.3750	1/31/2020	157,500
200,000	Pesquera Exalmar S.A.A.	7.3750	1/31/2020	157,500

See accompanying notes to consolidated financial statements.

10

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

March 31, 2015

Principal
Amount ($)		Yield	Maturity	Value
	FOOD - 1.2% (continued)
35,000	Pilgrim’s Pride Corp. (c)	5.7500%	3/15/2025	$35,788
80,000	Post Holdings, Inc.	7.3750	2/15/2022	82,800
200,000	Raizen Energy Finance Ltd.	7.0000	2/1/2017	212,500
150,000	Sigma Alimentos SA de CV	5.6250	4/14/2018	162,937
315,000	Tyson Foods, Inc.	3.9500	8/15/2024	332,792
				5,990,892
	FOREIGN GOVERNMENT - 0.2%
400,000	Instituto Costarricense de Electricidad	6.9500	11/10/2021	420,500
230,000	Mexico Government International Bond	4.0000	10/2/2023	243,340
200,000	Panama Government International Bond	3.7500	3/16/2025	205,000
				868,840
	FOREST PRODUCTS & PAPER - 0.2%
200,000	Celulosa Arauco y Constitucion SA	7.2500	7/29/2019	234,624
295,000	Georgia-Pacific LLC (c)	3.6000	3/1/2025	302,408
600,000	Inversiones CMPC SA	4.7500	1/19/2018	629,870
				1,166,902
	GAS - 0.0%
85,000	Southern Star Central Corp. (c)	5.1250	7/15/2022	87,338

	HAND / MACHINE TOOLS - 0.0%
105,000	Milacron LLC/Mcron Finance Corp. (c)	7.7500	2/15/2021	108,675

	HEALTHCARE - PRODUCTS - 0.3%
120,000	Alere, Inc.	6.5000	6/15/2020	124,350
95,000	Biomet, Inc.	6.5000	8/1/2020	100,700
325,000	Covidien International Finance SA	6.0000	10/15/2017	362,444
215,000	Covidien International Finance SA	2.9500	6/15/2023	218,291
525,000	Zimmer Holdings, Inc.	1.4500	4/1/2017	526,040
				1,331,825
	HEALTHCARE - SERVICES - 0.3%
218,000	Anthem, Inc.	1.8750	1/15/2018	219,212
317,000	Anthem, Inc.	2.3000	7/15/2018	321,622
90,000	HCA, Inc.	4.2500	10/15/2019	92,475
40,000	HCA, Inc.	5.3750	2/1/2025	41,950
45,000	Kindred Escrow Corp. II (c)	8.0000	1/15/2020	48,290
215,000	Laboratory Corp of America Holdings	2.5000	11/1/2018	219,545
160,000	Laboratory Corp of America Holdings	4.7000	2/1/2045	164,687
110,000	LifePoint Hospitals Inc.	5.5000	12/1/2021	115,225
100,000	Select Medical Corp.	6.3750	6/1/2021	98,938
				1,321,944
	HOLDING COMPANIES - DIVERSIFIED - 0.2%
30,000	Argos Merger Sub, Inc. (c)	7.1250	3/15/2023	31,088
400,000	Hutchinson Whampoa International 12 II Ltd.	2.0000	11/8/2017	402,424
200,000	InRetail Shopping Malls	6.5000	7/9/2021	209,500
380,000	MUFG Americas Holdings Corp.	1.6250	2/9/2018	379,992
				1,023,004
	HOME BUILDERS - 0.0%
85,000	WCI Communities, Inc.	6.8750	8/15/2021	87,019

	HOME EQUITY ABS - 1.3%
868,382	Bayview Financial Acquisition Trust 2007-A 1A5 (f)	6.1010	5/28/2037	871,152
781,054	GSAA Home Equity Trust 2005-11 3A4 (d)	0.4238	10/25/2035	777,107
3,625,209	GSAA Home Equity Trust 2006-18 AF6 (f)	5.6816	11/25/2036	2,037,030
378,503	GSAA Home Equity Trust 2007-10 A1A	6.0000	11/25/2037	334,108
201,324	GSAA Trust 2005-7 AF2 (d)	4.4760	5/25/2035	203,667
482,760	Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC3 M3 (d)	0.8788	3/25/2035	481,507
2,815,106	Nomura Home Equity Loan Trust Series 2007-1 2A2 (d)	0.2538	2/25/2037	2,039,760
57,004	RASC Series 2005-KS4 M1 Trust (d)	0.7888	5/25/2035	57,031
				6,801,362

See accompanying notes to consolidated financial statements.

11

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

March 31, 2015

Principal
Amount ($)		Yield	Maturity	Value
	HOUSEHOLD PRODUCTS / WARES - 0.0%
70,000	Spectrum Brands Escrow Corp.	6.7500%	3/15/2020	$73,850

	INSURANCE - 0.3%
175,000	Berkshire Hathaway, Inc.	0.9500	8/15/2016	175,782
150,000	Berkshire Hathaway, Inc.	1.6000	5/15/2017	152,254
175,000	Liberty Mutual Group, Inc. (c)	6.5000	5/1/2042	224,287
325,000	MetLife, Inc.	4.1250	8/13/2042	337,311
375,000	Metropolitan Life Global Funding I (c)	1.5000	1/10/2018	376,580
155,000	TIAA Asset Management Finance Co. LLC (c)	2.9500	11/1/2019	158,858
				1,425,072
	INTERNET - 0.3%
200,000	Alibaba Group Holdings Ltd. (c)	3.6000	11/28/2024	200,646
155,000	Amazon.com, Inc.	3.8000	12/5/2024	162,903
375,000	eBay, Inc.	1.3500	7/15/2017	374,550
500,000	Tencent Holdings Ltd. (c)	2.8750	2/11/2020	503,637
200,000	Tencent Holdings Ltd. (c)	3.8000	2/11/2025	204,381
				1,446,117
	INVESTMENT COMPANIES - 0.1%
200,000	Grupo Aval Ltd.	5.2500	2/1/2017	208,500
500,000	GrupoSura Finance SA	5.7000	5/18/2021	535,625
				744,125
	IRON / STEEL - 0.1%
120,000	Glencore Funding LLC (c)	3.1250	4/29/2019	122,724
135,000	Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. (c)	6.3750	5/1/2022	134,156
100,000	Steel Dynamics, Inc. (c)	5.1250	10/1/2021	100,625
200,000	Vale Overseas Ltd.	4.6250	9/15/2020	199,838
				557,343
	LEISURE TIME - 0.1%
15,000	NCL Corp. Ltd.	5.0000	2/15/2018	15,300
120,000	NCL Corp. Ltd. (c)	5.2500	11/15/2019	123,000
115,000	Viking Cruises Ltd. (c)	8.5000	10/15/2022	127,938
				266,238
	LODGING - 0.0%
140,000	MGM Resorts International	6.6250	12/15/2021	149,538
65,000	Station Casinos LLC	7.7500	3/1/2021	69,225
				218,763
	MACHINERY - CONSTRUCTION & MINING - 0.1%
325,000	Caterpillar Financial Services Corp.	1.0000	3/3/2017	326,111
100,000	Terex Corp.	6.0000	5/15/2021	102,500
				428,611
	MACHINERY - DIVERSIFIED - 0.1%
332,000	John Deere Capital Corp.	1.4000	3/15/2017	335,354
35,000	Manitowoc Co., Inc.	8.5000	11/1/2020	37,450
				372,804
	MEDIA - 0.7%
65,000	21st Century Fox America, Inc.	4.7500	9/15/2044	72,852
125,000	CCO Holdings, LLC. / CCO Holdings Capital Corp.	5.2500	9/30/2022	127,813
25,000	CCOH Safari LLC	5.5000	12/1/2022	25,562
50,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. (c)	6.3750	9/15/2020	52,688
200,000	Columbus International Inc.	7.3750	3/30/2021	210,250
345,000	Comcast Corp.	6.5000	1/15/2017	378,364
150,000	Comcast Corp.	4.2000	8/15/2034	162,500
350,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	2.4000	3/15/2017	356,280
170,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	3.9500	1/15/2025	175,147
125,000	Gannett Co., Inc. (c)	4.8750	9/15/2021	127,500
200,000	Globo Comunicacao e Participacoes S.A. (f)	5.3070	5/11/2022	209,250
300,000	Globo Comunicacao e Participacoes S.A. (f)	6.2500	Perpetual	304,500
105,000	Gray Television, Inc.	7.5000	10/1/2020	110,513

See accompanying notes to consolidated financial statements.

12

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

March 31, 2015

Principal
Amount ($)		Yield	Maturity	Value
	MEDIA - 0.7% (continued)
200,000	Grupo Televisa SAB	6.0000%	5/15/2018	$223,785
375,000	Thomson Reuters Corp.	1.3000	2/23/2017	374,975
400,000	TV Azteca SAB de CV	7.6250	9/18/2020	423,500
250,000	VTR Finance BV	6.8750	1/15/2024	259,375
				3,594,854
	MINING - 0.4%
500,000	Cia Minera Ares SAC	7.7500	1/23/2021	494,375
600,000	Freeport-McMoRan, Inc.	2.3750	3/15/2018	597,058
200,000	Freeport-McMoRan, Inc.	5.4500	3/15/2043	179,259
150,000	Southern Copper Corp.	6.7500	4/16/2040	159,915
200,000	Vedanta Resources PLC	6.0000	1/31/2019	178,198
300,000	Vedanta Resources PLC (c)	7.1250	5/31/2023	248,250
				1,857,055
	MISCELLANEOUS MANUFACTURING - 0.1%
140,000	Gates Global LLC / Gates Global Co. (c)	6.0000	7/15/2022	132,125
90,000	Illinois Tool Works, Inc.	3.3750	9/15/2021	95,659
25,000	Illinois Tool Works, Inc.	3.5000	3/1/2024	26,516
				254,300
	MULTI - NATIONAL - 0.1%
200,000	Banco Latinoamericano de Comercio Exterior SA	3.7500	4/4/2017	205,500
440,000	Corp Andina de Fomento	3.7500	1/15/2016	450,938
				656,438
	MUNICIPAL - 1.1%
140,000	City of Dallas TX	5.0000	2/15/2027	169,385
2,000,000	Commonwealth of Puerto Rico	8.0000	7/1/2035	1,640,000
270,000	County of Montgomery MD	5.0000	11/1/2026	337,025
200,000	East Bay Municipal Utility District Water System Revenue	5.0000	6/1/2031	244,012
380,000	Gwinnett County	5.0000	2/1/2031	465,150
160,000	New York State Dormitory Authority	5.0000	2/15/2032	188,346
110,000	State of Arkansas	5.0000	4/1/2025	137,953
210,000	State of California	5.0000	5/1/2031	246,223
160,000	State of Louisiana	5.0000	12/1/2027	193,958
450,000	State of Nevada	5.0000	11/1/2026	555,457
220,000	State of Oregon Department of Transportation	5.0000	11/15/2029	265,496
320,000	State of Texas	5.0000	4/1/2027	388,045
220,000	State of Washington	5.0000	7/1/2027	267,898
320,000	University of Texas System	5.0000	8/15/2027	391,216
230,000	Utah Transit Authority	5.0000	6/15/2031	277,339
65,000	Virginia Resources Authority	5.0000	11/1/2028	79,197
				5,846,700
	OFFICE / BUSINESS EQUIPMENT - 0.1%
125,000	CDW LLC / CDW Finance Corp.	6.0000	8/15/2022	134,181
450,000	Xerox Corp.	2.9500	3/15/2017	463,408
				597,589
	OIL & GAS - 1.3%
160,000	BP Capital Markets PLC	1.8460	5/5/2017	161,927
150,000	BP Capital Markets PLC	1.6740	2/13/2018	150,710
150,000	BP Capital Markets PLC	3.0620	3/17/2022	152,600
505,000	Chevron Corp.	1.3650	3/2/2018	507,460
200,000	CNPC General Capital Ltd. (c,d)	1.1571	5/14/2017	200,279
110,000	ConocoPhillips	6.5000	2/1/2039	148,389
320,000	ConocoPhillips Co.	1.0500	12/15/2017	318,823
500,000	Delek & Avner Tamar Bond Ltd. (c)	3.8390	12/30/2018	500,392
125,000	Devon Energy Corp.	6.3000	1/15/2019	143,251
100,000	Ecopetrol SA	7.3750	9/18/2043	108,875
250,000	Ecopetrol SA	5.8750	5/28/2045	233,073
70,000	Energy XXI Gulf Coast, Inc.	9.2500	12/15/2017	46,900
1,049,000	Energy XXI Gulf Coast, Inc. (c)	11.0000	3/15/2020	997,861

See accompanying notes to consolidated financial statements.

13

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

March 31, 2015

Principal
Amount ($)		Yield	Maturity	Value
	OIL & GAS - 1.3% (continued)
15,000	Energy XXI Gulf Coast, Inc.	7.5000%	12/15/2021	$5,400
30,000	EPL Oil & Gas, Inc.	8.2500	2/15/2018	22,200
110,000	Memorial Production Partners LP / Memorial Production Finance Corp. (c)	6.8750	8/1/2022	97,350
350,000	Pacific Rubiales Energy Corp.	5.3750	1/26/2019	231,000
200,000	Pacific Rubiales Energy Corp. (c)	5.3750	1/26/2019	132,000
150,000	Pacific Rubiales Energy Corp.	5.1250	3/28/2023	87,375
145,625	Pacific Rubiales Energy Corp. (c)	5.1250	3/28/2023	145,625
350,000	Petrobras Global Finance BV (d)	1.8806	5/20/2016	330,785
50,000	Petroleos Mexicanos (d)	2.2951	7/18/2018	51,175
400,000	Petroleos Mexicanos	3.5000	7/18/2018	416,000
295,000	Petroleos Mexicanos (c)	5.6250	1/23/2046	299,425
350,000	Phillips 66	2.9500	5/1/2017	361,997
75,000	Phillips 66	5.8750	5/1/2042	89,344
185,820	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.2980	9/30/2020	199,710
250,000	Reliance Holding USA Inc.	4.5000	10/19/2020	266,819
40,000	Sanchez Energy Corp.	6.1250	1/15/2023	35,950
70,000	Seven Generations Energy Ltd. (c)	8.2500	5/15/2020	71,400
200,000	Sinopec Group Overseas Development 2014 Ltd. (c,d)	1.1912	4/10/2019	199,608
90,000	Triangle USA Petroleum Corp. (c)	6.7500	7/15/2022	72,675
105,000	Ultra Petroleum Corp. (c)	5.7500	12/15/2018	94,763
				6,881,141
	OTHER ABS - 8.4%
750,000	Anchorage Capital CLO 4 Ltd. 2014-4A A1A (c,d)	1.7061	7/28/2026	745,655
77,963	Apidos CDO III Ltd. 2006-3A A1 (c,d)	0.5277	6/12/2020	77,828
300,000	Apidos CDO V 2007-5A B (c,d)	0.9753	4/15/2021	288,716
300,000	Apidos CLO XVI 2013-16A A1 (c,d)	1.7066	1/19/2025	299,647
62,500	Apidos CLO XVII 2014-17A X (c,d)	1.2566	4/17/2026	62,501
250,000	Apidos CLO XVIII 2014-18A C (c,d)	3.9067	7/22/2026	240,906
250,000	Apidos CLO XVIII 2014-18A D (c,d)	5.4567	7/22/2026	229,208
428,055	Ares IIR/IVR CLO Ltd. 2007-3RA A2 (c,d)	0.4956	4/16/2021	423,763
423,044	Ares XII CLO Ltd. 2007-12A A (c,d)	0.8916	11/25/2020	421,506
250,000	Ares XXIX CLO Ltd. 2014-1A D (c,d)	5.0566	4/17/2026	223,594
938,392	Ares XXX CLO Ltd. 2014-30A A2 (c,d)	1.1066	4/20/2023	931,076
1,098,965	Atrium V 5A A2A (c,d)	0.4806	7/20/2020	1,093,731
250,000	Avery Point IV CLO Ltd. 2014-1A D (c,d)	3.7561	4/25/2026	242,946
459,176	Babson CLO, Inc. 2007- 1A A2A (c,d)	0.4716	1/18/2021	457,718
306,117	Babson CLO, Inc. 2007- 1X A2A (d)	0.4716	1/18/2021	305,145
91,072	Babson CLO Ltd. 2005-3A A (c,d)	0.5056	11/10/2019	90,875
250,000	Babson CLO Ltd. 2013-IA A (c,d)	1.3566	4/20/2025	247,273
500,000	Babson CLO Ltd. 2014-3A X (c,d)	1.2914	1/15/2026	500,007
250,000	Baker Street Funding CLO 2005-1A B (c,d)	0.7206	12/15/2018	246,076
197,570	Bear Stearns Asset Backed Securities Trust 2007-2 A1 (d)	0.3638	1/25/2047	197,181
250,000	Betony CLO Ltd. 2015-1A X (c,d)	1.2615	4/15/2027	250,034
250,000	Birchwood Park CLO Ltd. 2014-1A C2 (c,d)	3.4033	7/15/2026	250,278
174,040	Black Diamond CLO 2005-1A AI Delaware Corp. (c,d)	0.5403	6/20/2017	173,965
888,689	BlackRock Senior Income Series IV 2006-4A A(c,d)	0.4966	4/20/2019	882,745
500,000	Blue Elephant Loan Trust 2015-1 A (c)	3.1200	12/15/2022	500,150
700,000	Blue Elephant Loan Trust 2015-1 B (c)	5.5600	12/15/2022	701,050
1,000,000	BlueMountain CLO Ltd. 2013-1A A1 (c,d)	1.4571	5/15/2025	990,151
1,000,000	BlueMountain CLO Ltd. 2014-3A A1 (c,d)	1.4800	10/15/2026	999,606
500,000	BlueMountain CLO Ltd. 2014-4A B1 (c,d)	2.6511	11/30/2026	500,831
601,283	Callidus Debt Partners CLO Fund VI Ltd. 6A A1T (c,d)	0.5171	10/23/2021	591,916
250,000	Canyon Capital CLO 2012-1A C (c,d)	3.0753	1/15/2024	243,804
376,356	Carlyle High Yield Partners IX Ltd. 2006-9A A1 (c,d)	0.5077	8/1/2021	371,732
283,662	Carlyle High Yield Partners VIII Ltd. 2006-8A A2A (c,d)	0.5015	5/21/2021	281,436
1,000,000	Catarmaran CLO Ltd. 2015-1A A (c,d)	1.8254	4/22/2027	1,000,000
373,148	CENT CDO XI Ltd. 2006-11A A1 (c,d)	0.5161	4/25/2019	369,845
500,000	CENT CLO LP 2013-20A Class C (c,d)	3.2561	1/25/2026	494,380

See accompanying notes to consolidated financial statements.

14

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

March 31, 2015

Principal
Amount ($)		Yield	Maturity	Value
	OTHER ABS - 8.4% (continued)
1,585,999	Citigroup Mortgage Loan Trust 2007-WFH2 (d)	0.3538%	3/25/2037	$1,549,050
500,000	ColumbusNova CLO Ltd. 2006-IA D (c,d)	1.8066	7/18/2018	493,049
146,076	ColumbusNova CLO Ltd. 2007-1A A1 (c,d)	0.5071	5/16/2019	145,356
477,231	Consumer Credit Origination Loan Trust 2015-1 A (c)	2.8200	3/15/2021	477,476
2,000,000	Consumer Credit Origination Loan Trust 2015-1 B (c)	5.2100	3/15/2021	2,002,881
220,163	Countrywide Asset-Backed Certificates 2005-15 1AF6 (d)	4.5686	4/25/2036	223,233
250,000	Dorchester Park CLO Ltd. 2015-1A C (c,d)	3.4611	1/20/2027	248,511
250,000	Dorchester Park CLO Ltd. 2015-1A D (c,d)	3.8111	1/20/2027	239,800
500,000	Dryden XVI-Leveraged Loan CDO 2006-16A A2 (c,d)	0.6366	10/20/2020	492,975
100,501	Duane Street CLO III Ltd. 2006-3A A1 (c,d)	0.5259	1/11/2021	100,054
31,922	Eaton Vance CDO IX Ltd. 2007 9A A2 (c,d)	0.4866	4/20/2019	31,892
682,364	Eaton Vance CDO VII Ltd. 2006-8A A (c,d)	0.5071	8/15/2022	677,525
1,000,000	Eaton Vance CDO VII Ltd. 2006-8A B (c,d)	0.9071	8/15/2022	964,202
250,000	Emerson Park CLO Ltd. 2013-1A C1 (c,d)	3.0033	7/15/2025	247,242
250,000	Flatiron CLO Ltd. 2014-1A B (c,d)	3.1066	7/17/2026	246,519
250,000	Flatiron CLO Ltd. 2014-1A C (c,d)	3.5566	7/17/2026	239,260
323,673	Four Corners CLO III Ltd. 2006-3A A (c,d)	0.5067	7/22/2020	322,426
238,715	Franklin CLO V Ltd. 5A A2 (c,d)	0.5306	6/15/2018	238,119
250,000	Halcyon Loan Advisors Funding 2013-2 Ltd. 2013-2A C (c,d)	2.9546	8/1/2025	240,425
250,000	Halcyon Loan Advisors Funding 2013-2 Ltd. 2013-2A D (c,d)	4.0546	8/1/2025	240,452
300,000	Halcyon Loan Advisors Funding 2014-1 Ltd. 2014-1A A1 (c,d)	1.7866	4/18/2026	298,954
250,000	Halcyon Loan Advisors Funding 2014-1 Ltd. 2014-1A C (c,d)	3.2566	4/18/2026	244,180
1,443,990	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-D 2A2 (d)	0.2838	11/25/2036	1,405,647
1,000,000	Jamestown CLO XI Ltd. 2015-6A A1A (c,d)	1.8561	2/20/2027	1,000,982
47,689	Jersey Street CLO Ltd. 2006-1A A (c,d)	0.5066	10/20/2018	47,653
212,491	JP Morgan Mortgage Acquisition Trust 2007-CH5 A3 (d)	0.2838	5/25/2037	207,245
336,820	KKR Financial CLO 2007-1A A (c,d)	0.6071	5/15/2021	335,262
500,000	LCM VI Ltd. 6A C (c,d)	1.0616	5/28/2019	489,595
1,000,000	LCM XII LP 12A A (c,d)	1.7266	10/19/2022	998,544
250,000	LCM XV 15A A (c,d)	1.7616	8/25/2024	249,722
250,000	LCM XV LP 15A C (c,d)	3.3616	8/25/2024	249,993
500,000	LCM XVI LP 16A A (c,d)	1.7533	7/15/2026	499,799
250,000	Madison Park Funding XIII Ltd. 2014-13 A D (c,d)	3.6066	1/19/2025	240,700
250,000	Marea CLO Ltd. 2012-1A E (c,d)	6.3753	10/16/2023	244,322
31,045	Morgan Stanley Capital I, Inc. Trust 2006-NC2 A2C (d)	0.3538	2/25/2036	31,003
104,258	Mountain Captial Clo VI Ltd. 2007-6A A (c,d)	0.4911	4/25/2019	104,097
453,487	Mountain View CLO II Ltd. 2006-2A A1 (c,d)	0.5259	1/12/2021	450,346
136,723	MT Wilson Clo II Ltd. 2007-2A A1 (c,d)	0.5059	7/11/2020	136,573
209,405	Nautique Funding Ltd. 2006-1A A1A (c,d)	0.5253	4/15/2020	207,389
250,000	NewMark Capital Funding 2013-1A A2 Ltd. (c,d)	1.3536	6/2/2025	245,961
914,548	NYLIM Flatiron CLO 2006-1A A1 Ltd. (c,d)	0.4961	8/8/2020	910,204
250,000	Ocean Trails CLO IV 2013-4A A (c,d)	1.5581	8/13/2025	247,471
250,000	OCP CLO Ltd. 2012-2A A2 (c,d)	1.7415	11/22/2023	249,510
702,252	Octagon Investment Patners IX ltd. 2006-1A A1 (c,d)	0.4971	4/23/2020	698,032
219,328	OHA Intrepid Leveraged Loan Fund Ltd. 2011-1AR AR (c,d)	1.1766	4/20/2021	219,227
416,198	Pacific Bay CDO Ltd. 2003-1A A2 (c,d)	1.5729	11/4/2038	397,469
240,592	Pacifica CDO VI Corp. 2006-6A A1A (c,d)	0.4971	8/15/2021	239,114
775,339	Prospect Park CDO Ltd. 2006-1A A (c,d)	0.5253	7/15/2020	771,473
438,892	Race Point III CLO Ltd. 2006-3 A (c,d)	0.5353	4/15/2020	438,019
735,573	RAMP Series 2006-RS4 A3 Trust (d)	0.3438	7/25/2036	712,519
170,283	RASC Series 2007-KS2 AI2 Trust (d)	0.2938	2/25/2037	167,788
500,000	Regatta V Funding Ltd. 2014-1A A1A (c,d)	1.7926	10/25/2026	500,339
811,442	Saturn CLO Ltd. 2007-1A A1 (c,d)	0.4831	5/13/2022	803,672
250,000	Sierra CLO II Ltd. 2006-2A A2L (c,d)	0.6867	1/22/2021	246,973
197,124	Structured Asset Securities Corp. Mortgage Loan Trust 2005-4XS 1A3 (f)	5.0000	3/25/2035	198,553
250,000	Symphony CLO XI Ltd. 2013-11A C (c,d)	3.4244	1/17/2025	249,406
500,000	Symphony CLO XV Ltd. 2014-15A X (c,d)	1.2030	10/17/2026	500,179

See accompanying notes to consolidated financial statements.

15

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

March 31, 2015

Principal
Amount ($)		Yield	Maturity	Value
	OTHER ABS - 8.4% (continued)
750,000	Venture V CDO Ltd/ 2005-1A A2 (c,d)	0.7115%	11/22/2018	$748,502
250,000	Venture XVII CLO Ltd. 2014-17A A (c,d)	1.7553	7/15/2026	250,007
250,000	Venture XVII CLO Ltd. 2014-17A B2 (c,d)	2.3753	7/15/2026	249,201
29,284	Vitesse CLO Ltd. 2006-1A A1L (c,d)	0.5071	8/17/2020	29,235
500,000	Washington Mill CLO Ltd. 2014-1A A1 (c,d)	1.7566	4/20/2026	498,619
435,314	Westwood CDO I Ltd. 2006-X A1 (d)	0.5068	3/25/2021	432,581
360,808	Westwood CDO II Ltd. 2007-2A A1 (c,d)	0.4761	4/25/2022	359,478
250,000	Zais CLO 2 Ltd.2014-2A A1A (c,d)	1.7336	7/25/2026	249,006
				43,402,266
	PACKAGING & CONTAINERS - 0.1%
130,000	Berry Plastics Corp.	5.5000	5/15/2022	133,575
130,000	Plastipak Holdings, Inc. (c)	6.5000	10/1/2021	132,275
125,000	Reynolds Group Issuer, Inc.	8.2500	2/15/2021	133,750
				399,600
	PHARMACEUTICALS - 0.3%
155,000	Actavis Funding SCS	2.3500	3/12/2018	157,096
155,000	Actavis Funding SCS	4.7500	3/15/2045	164,743
325,000	Express Scripts Holding Co.	2.6500	2/15/2017	332,912
40,000	Express Scripts Holding Co.	1.2500	6/2/2017	39,962
247,000	McKesson Corp.	1.2920	3/10/2017	247,251
250,000	Mylan, Inc.	1.8000	6/24/2016	252,011
275,000	Mylan, Inc.	2.6000	6/24/2018	280,813
157,000	Teva Pharmaceutical Finance Co. BV	2.9500	12/18/2022	156,682
				1,631,470
	PIPELINES - 0.3%
235,000	Kinder Morgan Energy Partners LP	6.0000	2/1/2017	252,527
120,000	Kinder Morgan Energy Partners LP	6.9500	1/15/2038	142,195
550,000	Oleoducto Central SA	4.0000	5/7/2021	544,500
245,000	ONEOK Partners LP	3.2500	2/1/2016	248,265
130,000	Tesoro Logistics LP (c)	6.2500	10/15/2022	134,550
140,000	TransCanada Pipelines Ltd.	4.6250	3/1/2034	150,689
				1,472,726
	REITS - 0.2%
165,000	Boston Properties LP	4.1250	5/15/2021	179,071
345,000	ERP Operating LP	5.7500	6/15/2017	377,959
145,000	ERP Operating LP	4.5000	7/1/2044	156,056
200,000	Simon Property Group LP	2.1500	9/15/2017	204,146
75,000	Simon Property Group LP	4.3750	3/1/2021	83,017
75,000	Simon Property Group LP	4.1250	12/1/2021	82,126
				1,082,375
	RETAIL - 0.3%
45,000	Asbury Automotive Group, Inc.	6.0000	12/15/2024	46,688
25,000	Family Tree Escrow LLC (c)	5.7500	3/1/2023	26,312
300,000	Grupo Elektra SAB DE CV	7.2500	8/6/2018	309,750
40,000	Rite Aid Corp. (c)	6.1250	4/1/2023	41,000
200,000	SACI Falabella	4.3750	1/27/2025	206,140
95,000	Sally Holdings LLC / Sally Capital, Inc.	5.7500	6/1/2022	101,056
340,000	Walgreens Boots Alliance, Inc.	1.7500	11/17/2017	343,089
285,000	Walgreens Boots Alliance, Inc.	4.8000	11/18/2044	307,613
375,000	Wal-Mart Stores, Inc.	1.1250	4/11/2018	375,685
				1,757,333
	SOFTWARE - 0.2%
100,000	Activision Blizzard, Inc. (c)	5.6250	9/15/2021	106,500
100,000	Audatex North America, Inc. (c)	6.0000	6/15/2021	105,750
85,000	Infor US, Inc. (c)	6.5000	5/15/2022	87,125
665,000	Oracle Corp.	2.3750	1/15/2019	683,262
				982,637
	STUDENT LOAN ABS - 0.2%
1,244,128	Access Group Inc. 2007-A B (d)	0.8116	2/25/2037	1,097,211

See accompanying notes to consolidated financial statements.

16

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

March 31, 2015

Principal
Amount ($)		Yield	Maturity	Value
	TELECOMMUNICATIONS - 0.9%
310,000	AT&T, Inc.	1.7000%	6/1/2017	$311,050
100,000	B Communications Ltd. (c)	7.3750	2/15/2021	107,150
450,000	British Telecommunications PLC	5.9500	1/15/2018	503,254
300,000	Comcel Trust via Comunicaciones Celulares SA	6.8750	2/6/2024	319,650
105,000	CommScope, Inc. (c)	5.0000	6/15/2021	104,869
200,000	Digicel Group Ltd.	7.1250	4/1/2022	183,000
400,000	Digicel Ltd.	7.0000	2/15/2020	408,000
200,000	ENTEL Chile SA	4.7500	8/1/2026	205,098
60,000	Frontier Communications Corp.	8.5000	4/15/2020	67,350
145,000	Intelsat Luxembourg SA	5.5000	8/1/2023	136,844
130,000	Level 3 Communications, Inc.	5.7500	12/1/2022	133,497
600,000	Millicom International Cellular S.A.	6.6250	10/15/2021	633,750
495,000	Orange SA	2.7500	9/14/2016	506,157
200,000	Sixsigma Networks Mexico SA de CV (c)	8.2500	11/7/2021	209,060
400,000	Telefonica Celular del Paraguay S.A.	6.7500	12/13/2022	410,000
200,000	Telefonica Chile SA	3.8750	10/12/2022	201,193
280,000	Verizon Communications, Inc.	4.4000	11/1/2034	285,223
				4,725,145
	TOYS / GAMES / HOBBIES - 0.0%
120,000	Mattel, Inc.	2.5000	11/1/2016	121,986

	TRANSPORTATION - 0.1%
145,000	Burlington Northern Santa Fe LLC	4.5500	9/1/2044	158,893
165,000	FedEx Corp.	4.1000	2/12045	164,752
				323,645
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.1%
353,064	Fannie Mae Pool AL4292 (e)	4.5000	4/1/2026	380,761
1,000,000	Fannie Mae Pool AS4645 (e)	3.0000	3/1/2045	1,023,332
196,743	Fannie Mae Pool MA1050 (e)	4.5000	3/1/2042	209,109
2,000,000	Fannie Mae Pool MA2270 (e)	3.0000	Perpetual	2,022,187
383,889	Freddie Mac Gold Pool N70081 (e)	5.5000	7/1/2038	436,384
1,488,403	Freddie Mac Gold Pool G08622 (e)	3.0000	1/1/2045	1,519,932
				5,591,705
	U.S. GOVERNMENT OBLIGATIONS - 5.5%
1,280,000	United States Treasury Note	0.1250	4/30/2015	1,279,800
1,950,000	United States Treasury Note	0.2500	5/31/2015	1,950,381
2,940,000	United States Treasury Note	0.2500	7/31/2015	2,941,379
1,420,000	United States Treasury Note	1.0000	9/30/2016	1,432,203
1,600,000	United States Treasury Note	1.0000	10/31/2016	1,614,000
1,560,000	United States Treasury Note	0.8750	11/30/2016	1,570,603
1,640,000	United States Treasury Note	3.1250	1/31/2017	1,717,900
1,500,000	United States Treasury Note	3.2500	3/31/2017	1,579,922
1,250,000	United States Treasury Note	0.8750	5/15/2017	1,257,031
1,380,000	United States Treasury Note	1.0000	9/15/2017	1,389,487
1,290,000	United States Treasury Note	1.7500	10/31/2020	1,306,831
2,020,000	United States Treasury Note	2.3750	12/31/2020	2,113,267
2,230,000	United States Treasury Note	2.2500	3/31/2021	2,315,019
2,010,000	United States Treasury Note	2.0000	8/31/2021	2,052,556
220,000	United States Treasury Note	2.7500	11/15/2023	235,916
970,000	United States Treasury Note	4.5000	2/15/2036	1,321,398
1,450,000	United States Treasury Note	2.7500	11/15/2042	1,506,981
800,000	United States Treasury Note	3.6250	2/15/2044	978,187
				28,562,861

	TOTAL BONDS & NOTES (Cost - $331,999,734)			334,965,150

	TOTAL INVESTMENTS - 73.1% (Cost - $356,141,159) (h)			$379,671,874
	OTHER ASSETS LESS LIABILITIES - 26.9%			139,600,265
	NET ASSETS - 100.0%			$519,272,139

See accompanying notes to consolidated financial statements.

17

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

March 31, 2015

MBS - Mortgage Backed Security

ABS - Asset Backed Security

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

*	Non-Income bearing.

**	Zero coupon security. Payment received at maturity. Rate shown represents rate at date of purchase.

(a)	All or a portion of these investments is a holding of the AFES Fund Limited.

(b)	The value of these securities have been determined in good faith under the policies of the Board of Trustees at March 31, 2015.

(c)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2015, these securities amounted to $71,169,536 or 13.71% of net assets.

(d)	Variable rate security; the rate shown represents the rate at March 31, 2015.

(e)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home Loan Mortgage Corp., Federal National Mortgage Association, Freddie Mac and Fannie Mae currently operate under a federal conservatorship.

(f)	Step-Up Bond; the interest rate shown is the rate in effect as of March 31, 2015.

(g)	Security in default.

(h)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $356,290,104 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$27,226,831
Unrealized Depreciation:	(3,845,061)
Net Unrealized Appreciation:	$23,381,770

OPEN TOTAL RETURN SWAP CONTRACTS (a)
	Notional		Termination		Unrealized
Reference Entity	Amount	Interest Rate	Date	Counterparty	Appreciation
Barclays Bank PLC SWAP	$62,328,368	LIBOR + 1.20%	11/9/2016	Barclays Capital, Inc.	$959,214

See accompanying notes to consolidated financial statements.

18

Altegris Futures Evolution Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2015

ASSETS
Investment securities:
At cost	$356,141,159
At value	$379,671,874
Segregated cash at broker	62,994,664
Cash	85,274,092
Receivable for Fund shares sold	3,735,878
Interest receivable	2,163,862
Unrealized appreciation on swap contracts	959,214
Receivable for securities sold	125,179
TOTAL ASSETS	534,924,763

LIABILITIES
Payable for investments purchased	14,453,179
Investment advisory fees payable	607,402
Payable for Fund shares repurchased	233,707
Distribution (12b-1) fees payable	45,869
Accrued expenses and other liabilities	312,467
TOTAL LIABILITIES	15,652,624
NET ASSETS	$519,272,139

Composition of Net Assets:
Paid in capital	$474,821,334
Accumulated undistributed net investment loss	(31,880,647)
Accumulated net realized gain from investments	51,841,523
Net unrealized appreciation of investments and swaps	24,489,929
NET ASSETS	$519,272,139

Net Asset Value Per Share:
Class A Shares:
Net Assets	$59,021,856
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,005,614
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)(b)	$11.79
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (c)	$12.51
Class C Shares (d):
Net Assets	$19,293,260
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,652,720
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$11.67
Class I Shares:
Net Assets	$354,246,279
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	29,984,217
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$11.81
Class N Shares:
Net Assets	$86,710,744
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,360,746
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$11.78

(a)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within eighteen months of purchase.

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(c)	On investments of $25,000 or more, the offering price is reduced.

(d)	A deferred sales charge of up to 1.00% will be applied to shares redeemed within 12 months of purchase.

See accompanying notes to consolidated financial statements.

19

Altegris Futures Evolution Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2015

INVESTMENT INCOME
Interest (net of foreign withholding tax of $4,262)	$6,074,301

EXPENSES
Advisor fees	2,880,401
Distribution (12b-1) fees:
Class A	52,881
Class C	61,886
Class N	77,902
Administrative services fees	121,334
Registration fees	113,570
Professional fees	91,502
Non 12b-1 shareholder servicing fees	62,330
Transfer agent fees	60,799
Printing and postage expenses	52,854
Custodian fees	33,366
Compliance officer fees	20,222
Accounting services fees	16,986
Insurance expense	8,068
Trustees fees and expenses	5,935
Other expenses	7,480
TOTAL EXPENSES	3,667,516
Less: Fees waived by the Advisor	(220,924)
NET EXPENSES	3,446,592

NET INVESTMENT INCOME	2,627,709

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Investments	17,239,884
Swaps	40,473,822
Foreign Currency Transactions	(777)
Net Realized Gain	57,712,929

Net change in unrealized appreciation (depreciation) on:
Investments	13,266,686
Swaps	(241,081)
Net Change in Appreciation	13,025,605

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	70,738,534

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$73,366,243

See accompanying notes to consolidated financial statements.

20

Altegris Futures Evolution Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2015	September 30, 2014
	(Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$2,627,709	$3,319,241
Net realized gain on investments and swaps	57,712,929	27,327,304
Net change in unrealized appreciation on investments and swaps	13,025,605	15,147,399
Net increase in net assets resulting from operations	73,366,243	45,793,944

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(4,039,805)	(849,456)
Class C	(1,087,147)	(56,163)
Class I	(25,215,400)	(3,153,419)
Class N	(5,337,883)	(729,199)
Total distributions to shareholders	(35,680,235)	(4,788,237)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	31,945,122	12,132,056
Class C	10,434,936	2,187,759
Class I	157,641,943	94,895,557
Class N	49,257,616	15,325,445
Net asset value of shares issued in reinvestment of distributions:
Class A	3,787,774	780,871
Class C	989,316	52,443
Class I	24,067,313	2,874,580
Class N	3,198,697	331,333
Redemption fee proceeds:
Class A	1,077	3,479
Class C	318	397
Class I	6,732	10,582
Class N	1,567	2,925
Payments for shares redeemed:
Class A	(11,449,640)	(63,078,501)
Class C	(583,599)	(2,815,340)
Class I	(55,451,504)	(84,416,353)
Class N	(15,153,390)	(35,744,185)
Net increase (decrease) from shares of beneficial interest transactions	198,694,278	(57,456,952)

NET INCREASE (DECREASE) IN NET ASSETS	236,380,286	(16,451,245)

NET ASSETS
Beginning of Period	282,891,853	299,343,098
End of Period *	$519,272,139	$282,891,853
* Includes accumulated net investment income (loss) of:	$(31,880,647)	$1,171,879

See accompanying notes to consolidated financial statements.

21

Altegris Futures Evolution Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2015	September 30, 2014
	(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	2,801,998	1,223,635
Shares Reinvested	354,338	80,724
Shares Redeemed	(1,021,644)	(6,395,795)
Net increase (decrease) in shares of beneficial interest outstanding	2,134,692	(5,091,436)

Class C:
Shares Sold	927,749	217,895
Shares Reinvested	93,666	5,469
Shares Redeemed	(52,683)	(294,206)
Net increase (decrease) in shares of beneficial interest outstanding	968,732	(70,842)

Class I:
Shares Sold	13,927,350	9,516,930
Shares Reinvested	2,248,153	292,130
Shares Redeemed	(4,933,785)	(8,538,285)
Net increase in shares of beneficial interest outstanding	11,241,718	1,270,775

Class N:
Shares Sold	4,354,200	1,564,367
Shares Reinvested	299,433	33,789
Shares Redeemed	(1,345,571)	(3,678,580)
Net increase (decrease) in shares of beneficial interest outstanding	3,308,062	(2,080,424)

See accompanying notes to consolidated financial statements.

22

Altegris Futures Evolution Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class A

	Six Months Ended		Year Ended September 30,			Period Ended
	March 31, 2015		2014	2013		September 30, 2012 (1)
	(Unaudited)
Net asset value, beginning of period	$10.73		$9.25	$9.85		$10.00

Income (loss) from investment operations:
Net investment income (loss) (2)	0.07		0.10	(0.01)		(0.10)
Net realized and unrealized gain (loss) on investments	2.15		1.53	(0.55)		—
Total from investment operations	2.22		1.63	(0.56)		(0.10)

Less distributions from:
Net investment income	(1.16)		(0.15)	(0.02)		(0.05	) (4)
Net realized gains	—		—	(0.02)		—
Total distributions	(1.16)		(0.15)	(0.04)		(0.05)

Redemption fees collected (3)	0.00		0.00	0.00		0.00

Net asset value, end of period	$11.79		$10.73	$9.25		$9.85

Total return (4)	21.85	% (5)	17.79%	(5.68	)% (6)	(1.04	)% (5,6)

Net assets, at end of period (000s)	$59,022		$30,795	$73,686		$64,613

Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (7,9)	2.06	% (8)	2.08%	2.45%		3.88	% (8)
Ratio of net expenses to average net assets (10)	1.94	% (8)	1.94%	2.38%		3.72	% (8)
Ratio of net investment income to average net assets (11)	1.22	% (8)	1.04%	(0.08)		(1.13	)% (8)

Portfolio Turnover Rate	46%		97%	82%		99	% (5)

(1)	The Fund commenced operations on October 31, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AFES Fund Limited (7)	2.06	% (8)	2.08%	2.29%	2.41	% (8)

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AFES Fund Limited	1.94	% (8)	1.94%	2.23%	2.25	% (8)

(11)	Ratio of net investment income to average net assets excluding the expenses and income of AFES Fund Limited	1.22	% (8)	1.04%	0.06%	0.36	% (8)

See accompanying notes to consolidated financial statements.

23

Altegris Futures Evolution Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class C

	Six Months Ended		Year Ended September 30,			Period Ended
	March 31, 2015		2014	2013		September 30, 2012 (1)
	(Unaudited)
Net asset value, beginning of period	$10.63		$9.18	$9.83		$10.13

Income (loss) from investment operations:
Net investment income (loss) (2)	0.03		0.03	(0.08)		(0.12)
Net realized and unrealized gain (loss) on investments	2.13		1.50	(0.55)		(0.18)
Total from investment operations	2.16		1.53	(0.63)		(0.30)

Less distributions from:
Net investment income	(1.12)		(0.08)	0.00	(3)	0.00	(3)
Net realized gains	—		—	(0.02)		—
Total distributions	(1.12)		(0.08)	(0.02)		0.00

Redemption fees collected (3)	0.00		0.00	0.00		0.00

Net asset value, end of period	$11.67		$10.63	$9.18		$9.83

Total return (4,5)	21.47	% (5)	16.82%	(6.42	)% (6)	(2.93	)% (5,6)

Net assets, at end of period (000s)	$19,293		$7,274	$6,932		$2,630

Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (7,9)	2.81	% (8)	2.83%	3.20%		4.63	% (8)
Ratio of net expenses to average net assets (10)	2.69	% (8)	2.69%	3.13%		4.47	% (8)
Ratio of net investment income to average net assets (11)	0.47	% (8)	0.29%	(0.83)%		(1.95	)% (8)

Portfolio Turnover Rate	46%		97%	82%		99	% (5)

(1)	Class C Shares commenced operations on February 16, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AFES Fund Limited (7)	2.81	% (8)	2.83%	3.04%	3.16	% (8)

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AFES Fund Limited	2.69	% (8)	2.69%	2.98%	3.00	% (8)

(11)	Ratio of net investment income to average net assets excluding the expenses and income of AFES Fund Limited	0.47	% (8)	0.29%	(0.69)%	(0.48	)% (8)

See accompanying notes to consolidated financial statements.

24

Altegris Futures Evolution Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class I

	Six Months Ended		Year Ended September 30,				Period Ended
	March 31, 2015		2014		2013		September 30, 2012 (1)
	(Unaudited)
Net asset value, beginning of period	$10.75		$9.27		$9.86		$10.00

Income (loss) from investment operations:
Net investment income (loss) (2)	0.08		0.13		0.02		(0.07)
Net realized and unrealized gain (loss) on investments	2.15		1.53		(0.55)		(0.01)
Total from investment operations	2.23		1.66		(0.53)		(0.08)

Less distributions from:
Net investment income	(1.17)		(0.18)		(0.04)		(0.06)
Net realized gains	—		—		(0.02)		—
Total distributions	(1.17)		(0.18)		(0.06)		(0.06)

Redemption fees collected (3)	0.00		0.00		0.00		0.00

Net asset value, end of period	$11.81		$10.75		$9.27		$9.86

Total return (4)	22.07	% (5)	18.07	% (6)	(5.44	)% (6)	(0.77	)% (5,6)

Net assets, at end of period (000s)	$354,246		$201,388		$162,008		$94,992

Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (7,9)	1.81	% (8)	1.83%		2.20%		3.63	% (8)
Ratio of net expenses to average net assets (10)	1.69	% (8)	1.69%		2.13%		3.47	% (8)
Ratio of net investment income to average net assets (11)	1.45	% (8)	1.29%		0.17%		(0.79	)% (8)

Portfolio Turnover Rate	46%		97%		82%		99	% (5)

(1)	The Fund commenced operations on October 31, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AFES Fund Limited (7)	1.81	% (8)	1.83%	2.04%	2.16	% (8)

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AFES Fund Limited	1.69	% (8)	1.69%	1.98%	2.00	% (8)

(11)	Ratio of net investment income to average net assets excluding the expenses and income of AFES Fund Limited	1.45	% (8)	1.29%	0.31%	0.68	% (8)

See accompanying notes to consolidated financial statements.

25

Altegris Futures Evolution Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class N

	Six Months Ended		Year Ended September 30,			Period Ended
	March 31, 2015		2014	2013		September 30, 2012 (1)
	(Unaudited)
Net asset value, beginning of period	$10.72		$9.25	$9.84		$10.00

Income (loss) from investment operations:
Net investment income (loss) (2)	0.07		0.10	(0.01)		(0.11)
Net realized and unrealized gain (loss) on investments	2.15		1.52	(0.54)		—
Total from investment operations	2.22		1.62	(0.55)		(0.11)

Less distributions from:
Net investment income	(1.16)		(0.15)	(0.02)		(0.05)
Net realized gains	—		—	(0.02)		—
Total distributions	(1.16)		(0.15)	(0.04)		(0.05)

Redemption fees collected (3)	0.00		0.00	0.00		0.00

Net asset value, end of period	$11.78		$10.72	$9.25		$9.84

Total return (4)	21.88	% (5)	17.69%	(5.58	)% (6)	(1.15	)% (5,6)

Net assets, at end of period (000s)	$86,711		$43,434	$56,717		$89,002

Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (7,9)	2.06	% (8)	2.08%	2.45%		3.88	% (8)
Ratio of net expenses to average net assets (10)	1.94	% (8)	1.94%	2.38%		3.72	% (8)
Ratio of net investment income to average net assets (11)	1.23	% (8)	1.04%	(0.08)%		(1.22	)% (8)

Portfolio Turnover Rate	46	% (5)	97%	82%		99	% (5)

(1)	The Fund commenced operations on October 31, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AFES Fund Limited (7)	2.06	% (8)	2.08%	2.29%	2.41	% (8)

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AFES Fund Limited	1.94	% (8)	1.94%	2.23%	2.25	% (8)

(11)	Ratio of net investment income to average net assets excluding the expenses and income of AFES Fund Limited	1.23	% (8)	1.04%	0.06%	0.25	% (8)

See accompanying notes to consolidated financial statements.

26

Altegris Futures Evolution Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

March 31, 2015

1.	ORGANIZATION AND CONSOLIDATION OF SUBSIDIARY

The Altegris Futures Evolution Strategy Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on October 31, 2011. The Fund’s investment objective is to seek long term capital appreciation.

The Fund offers Class A, Class C, Class I and Class N shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class C and Class N shares of the Fund are offered at their NAV without an initial sales charge. Class C shares are subject to a deferred sales charge of up to 1% to shares redeemed within 12 months of purchase. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. All classes are subject to a 1% redemption fee on redemptions made with 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include AFES Fund Limited (“AFES”), a wholly-owned and controlled subsidiary, in which the Fund may invest up to 25% of its total assets. The Fund consolidates the results of subsidiaries in which the fund holds a controlling economic interest (greater than 50%).

A summary of the Fund’s investment in AFES is as follows:

	Inception Date of	AFES Net Assets at	% of Fund Net Assets at
	AFES	March 31, 2015	March 31, 2015
AFES	10/31/2011	$ 112,083,288	21.6%

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund operates as an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the year ended. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Options and Futures shall be valued at the close price at 4 pm eastern time on the valuation date. Forward foreign exchange contract are valued by

27

Altegris Futures Evolution Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

AFES invests in the global derivatives markets through the use of unaffiliated trading companies of Futures Evolution Ltd. (“FEL”). FEL is a closed-ended fund incorporated as an exempted company under the Companies Law of the Cayman Islands on September 8, 2011. FEL uses one or “managed futures” programs in one or more private investment vehicles or commodity pools (“unaffiliated trading companies”) advised by one or more commodity trading advisors (“CTAs”) either registered or exempt for registration with the U.S. Commodity Futures Trading Commission. Managed Futures programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments.

Altegris Advisors, L.L.C. (the “Advisor”) fair values AFES investments daily based on the CTA’s position information on a next-trading day basis. The Advisor applies current day pricing to the CTA positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA. The Advisor receives a daily CTA estimated profit and loss figure from the CTA which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to, reviewing current prices and speaking with the CTA. The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisor’s estimate or the CTA’s estimate. The Advisors fair value NAV is back reviewed daily and reviewed by the Fund’s fair valuation committee on a regular basis. For financial reporting purposes, at March 31, 2015, the NAV is calculated using the current market values of the Fund’s total consolidated assets as of the close of the regular trading session of the exchange or the close price at 4 pm eastern time.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect

28

Altegris Futures Evolution Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Swap Agreements – The Fund is subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular, pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Structured Notes – Structured notes are marked to market daily based upon market quotations and fair value estimates of the value of the reference asset, and in accordance with the Fund’s valuation policies. This valuation is a function of the valuation of the referenced assets, adjusted for any accruals and financing charges. The change in note value, if any, is recorded as unrealized gain or loss. Payments received or made upon note redemption or maturity are typically based on independent valuations of the reference asset(s) and are recorded as realized gain or loss. Purchasing such structured notes involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no independent valuation of the reference asset(s), that the issuer may default on its obligation to perform (possibly leading to a loss of principal) or disagree as to the meaning of contractual terms in the note documents, and that the return of the reference asset less the floating and/or fixed rate may be below expectations.

The amounts of derivative instruments disclosed on the Consolidated Portfolio of Investments at September 30, 2014 are a reflection of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of

29

Altegris Futures Evolution Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Unaffiliated Trading Companies	$—	$18,589,943	$—	$18,589,943
Structured Note	—	26,116,781	—	26,116,781
Bonds and Notes	—	334,965,150	—	334,965,150
Total Investments	$—	$379,671,874	$—	$379,671,874
Derivatives
Swaps	$—	$959,214	$—	$959,214
Total Assets	$—	$380,631,088	$—	$380,631,088

*	Refer to the Consolidated Portfolio of Investments for security classification.

The Fund did not hold any Level 1 or Level 3 securities as of March 31, 2015.

There were no transfers between Levels 1, 2 or 3 during during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded

30

Altegris Futures Evolution Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on all open tax years or expected to be taken in the Fund’s 2015 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

For tax purposes, AFES is an exempted Cayman investment company. AFES has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AFES is a CFC and as such is not subject to U.S. income tax.

Expenses – Expenses of the Trust that are directly identifiable to the Fund are charged to the Fund. Expenses, which are not readily identifiable to the Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended March 31, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $218,843,236 and $112,422,849, respectively. For the six months ended March 31, 2015, cost of purchases and proceeds from sales of U.S. Government securities, other than short-term investments, amounted to $55,333,152 and $9,453,263, respectively.

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Market Risk: The risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the schedule of investments.

Counterparty Risk: The Fund invests in derivative instruments issued for the Fund by Barclays Bank PLC (“Barclays”), a Barclays Product (“Product”). If Barclays becomes insolvent, Barclays may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Barclays’ financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: The risk that the Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result the Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Fund does not anticipate any material losses as a result of liquidity risk.

31

Altegris Futures Evolution Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

Currency Risk: The Fund invests in financial instruments and enters into transactions that are denominated in currencies other than its functional currency. Consequently, the Fund is exposed to risks that the exchange rate of its currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of the Fund’s assets or liabilities denominated in currencies other than the USD. The Fund’s currency risk is managed on an ongoing basis by the various CTAs in accordance with policies and procedures in place and may consider hedging significant foreign currency exposure should the need arise.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of March 31, 2015:

Location on the Statement of Assets and Liabilities
Derivates Investment Type	Asset Derivatives	Liability Derivatives
Total Return Swaps	Unrealized appreciation on Swap contracts

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of March 31, 2015:

Assets Derivative Investment Value

Swaps
Total Return Swaps	$959,214

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended March 31, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Total Return Swaps	Net realized gain from Swaps
Net change in unrealized appreciation (depreciation) on Swaps

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended March 31, 2015:

Realized gain/(loss) on derivatives recognized in the Statement of operations
		Total for the Six
		Months Ended
Derivative Investment type	Equity Risk	March 31, 2015
Total Return Swaps	$40,473,822	$40,473,822

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations

		Total for the Six
		Months Ended
	Equity Risk	March 31, 2015
Total Return Swaps	$(241,081)	$(241,081)
32

Altegris Futures Evolution Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

The notional value of the derivative instruments outstanding as of March 31, 2015 as disclosed in the Consolidated Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

4.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

The Fund’s policy is to recognize an asset or liability equal to the unrealized on swap contracts. During the six months ended March 31, 2015, the Fund was not subject to any master netting arrangements.

5.	INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

Altegris Advisors, L.L.C., serves as the Fund’s investment advisor. The Advisor delegates managements of the Fund’s Fixed Income strategy portfolio to DoubleLine Capital, L.P. who serves as the Fund’s sub-advisor (the “Sub-Advisor”).

Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets computed at the following annual rates: 1.50% on the first $1 billion, 1.40% on net assets greater than $1 billion and less than or equal to $1.5 billion, 1.30% on net assets greater than $1.5 billion and less than or equal to $2 billion, 1.20% on net assets greater than $2 billion and less than or equal to $2.5 billion, 1.10% on net assets greater than $2.5 billion and less than or equal to $3 billion and 1.00% on net assets greater than $3 billion. Pursuant to a sub-advisory agreement between the Advisor and Sub-Advisor, the Sub-Advisor is entitled to receive, on a monthly basis, an annual sub-advisory fee on the fixed income portion of the Fund’s average daily net assets. The Sub-Advisor is paid by the Advisor not the Fund. During the six months ended March 31, 2015, the Advisor received $2,880,401 in advisory fees.

Pursuant to a written agreement (the “Waiver Agreement”) the Advisor has contractually agreed to reduce its fees and to reimburse expenses, at least until January 31, 2016, to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads, interest, brokerage fees and commissions, swap and structured note fees, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, short selling expenses, expenses incurred in connection with any merger or reorganization, indirect expenses or extraordinary expenses such as litigation) will not exceed 1.94%, 2.69%, 1.69% and 1.94% of average daily net assets attributable to Class A, Class C, Class I and Class N shares, respectively (the “expense limitation”). The Board may terminate this expense reimbursement arrangement at any time upon 60 days’ notice to the Advisor. During the six months ended March 31, 2015, the advisor waived $220,924 under the waiver agreement.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective expense limitation. If the Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursement for the Fund shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). Cumulative expenses previously waived or reimbursed subject to the aforementioned conditions will expire September 30 of the following years:

2016	$197,198
2017	$386,313
2018	$220,924
$804,435
33

Altegris Futures Evolution Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

The Trust, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C and Class N shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets attributable to Class A, Class C and Class N shares, respectively. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended March 31, 2015, pursuant to the Plans, Class A, Class C and Class N shares paid $52,881, $61,886 and $77,902, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, Class I and Class N shares. During the six months ended March 31, 2015, the Distributor received $175,231 and $90,703 in underwriting commissions for sales of Class A and Class C shares, respectively, of which $25,364, and $435 was retained by the principal underwriter or other affiliated broker-dealers.

The administration of FEL is performed by Maples Fund Services (Cayman) Limited (the “Administrator”). Pursuant to the terms of the Administration Agreement with FEL, the Administrator receives a recurring fee accrued on a twice a week basis as a percentage of the net asset value of FEL prior to subscriptions issued, and before any management fees accrued.

The Fund is part of a series of Altegris Mutual Funds (“Family”) comprised of the Fund, Altegris Managed Futures Strategy Fund, Altegris Macro Strategy Fund, Altegris Equity Long Short Fund, Altegris Fixed Income Long Short Fund, Altegris Multi-Strategy Alternative Fund and Altegris AACA Real Estate Long Short Fund. The Family shares the minimum annual fees based on a percentage of the average net assets of each fund. Pursuant to separate servicing agreements with GFS, the Family pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Family. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

6.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the six months ended March 31, 2015, Class A, Class C, Class I and Class N assessed redemption fees in the amounts of $1,077, $318 $6,732 and $1,567, respectively.

34

Altegris Futures Evolution Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2014	September 30, 2013
Ordinary Income	$4,788,237	$1,395,472
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$4,788,237	$1,395,472

As of September 30, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post October		Unrealized	Total
Ordinary	Long-Term	Loss	and Late Year	Other Book/	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Losses	Tax Differences	(Depreciation)	Earnings/(Deficits)
$32,816,934	$—	$(3,746,052)	$(1,976,409)	$—	$(20,329,676)	$6,764,797

The differences between book basis and tax basis unrealized appreciation, net accumulated realized loss and accumulated net investment loss are primarily attributable to the tax deferral of losses on wash sales and mark-to-market on passive foreign investment companies and the subpart F income from the Fund’s holdings in AFES Fund Limited.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such short term capital losses of $1,976,409.

At September 30, 2014, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$3,456,959	$289,093	$3,746,052

Permanent book and tax differences, primarily attributable to book/tax treatment of paydown, and adjustments for the CFC, resulted in reclassification for the period ended September 30, 2014 as follows:

In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$27,690,456	$1,591,281	$(29,281,737)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements. As of effective March 31, 2015 and effective June 30, 2015, the Fund and AFES Fund Limited have changed their fiscal year-end from March 31 to June 30 for operational efficiencies.

35

Altegris Futures Evolution Strategy Fund

EXPENSE EXAMPLES (Unaudited)

March 31, 2015

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning October 1, 2014 and ending March 31, 2015.

Table 1. Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2. Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the Altegris Futures Evolution Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1
		Annualized	Beginning	Ending Account	Expenses Paid During
	Actual	Expense	Account Value	Value	Period *
	Expenses	Ratio	10/1/2014	3/31/2015	10/1/14 – 3/31/15
	Class A	1.94%	$1,000.00	$1,218.50	$10.73
	Class C	2.69%	$1,000.00	$1,214.70	$14.85
	Class I	1.69%	$1,000.00	$1,220.70	$9.36
	Class N	1.94%	$1,000.00	$1,218.80	$10.73
Table 2
		Annualized	Beginning	Ending Account	Expenses Paid During
	Hypothetical	Expense	Account Value	Value	Period *
	(5% return before expenses)	Ratio	10/1/2014	3/31/2015	10/1/14 – 3/31/15
	Class A	1.94%	$1,000.00	$1,015.26	$9.75
	Class C	2.69%	$1,000.00	$1,011.52	$13.49
	Class I	1.69%	$1,000.00	$1,016.50	$8.50
	Class N	1.94%	$1,000.00	$1,015.26	$9.75

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).
36

Altegris Futures Evolution Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2015

Altegris Futures Evolution Strategy Fund (Adviser – Altegris Advisors, LLC)*

In connection with the April 24, 2013 special meeting of the Board of Trustees (the “Trustees” or the “Board”)of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, the Trustees discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Altegris Advisors, LLC (“Altegris”) and the Trust, with respect to Altegris Futures Evolution Strategy Fund (the “Fund”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees revisited their discussions regarding Altegris over the last 12 months, and considered their familiarity with key advisory personnel and that each has approximately 20 years of industry experience. The Trustees also considered that Altegris has a strong infrastructure with qualified personnel that provides research, operational, sales and marketing, and legal and compliance services to the Fund. The Trustees also considered that Altegris provides due diligence around asset allocation, sourcing, evaluation of investment managers, investment monitoring, risk management, along with the supervision of sub-advisers. A representative of Trust management noted that Altegris is professional and proactive in its interactions with management and fund service providers. The Trustees noted that Altegris manages a robust marketing and distribution plan for the Fund that includes marketing the Fund to Altegris’ affiliated broker-dealers, independent broker-dealers, and making the Fund available for sale on approximately 20 mutual fund “supermarket” platforms. During their discussion, the Trustees recognized that Altegris has a good fund-raising track record that they expect will continue. The Trustees remarked that they and the Trust’s chief compliance officer (“CCO”) have had a good working relationship with Altegris personnel since the commencement of the Altegris/Trust relationship. The Trust’s CCO confirmed that he and his staff had not found any material compliance issues at Altegris in the last year, and that Altegris’ compliance team had developed a strong infrastructure for monitoring overall compliance. The Trust’s CCO noted that Altegris’ current CCO is also its general counsel. The Altegris CCO explained that Altegris is in the process of evaluating those responsibilities and is considering the addition of a fully dedicated CCO. With respect to daily monitoring, the Trustees noted that Altegris has developed internal tools to handle the daily monitoring of compliance and Fund operations to ensure the prospectus and 1940 Act guidelines are adhered to. The Trustees were pleased that existing key Altegris personnel will continue to have responsibility for managing the business, and that a subset of those will have an equity stake in the firm. Finally, they noted that a representative of Altegris had confirmed that Altegris could see no reason why the reorganization would impact the firm or Fund shareholders negatively, in fact, Altegris believes it will have a positive impact due to the additional expertise and resources Altegris will have access to. Based on its previous history with Altegris, the Trustees concluded that Altegris has the capacity to provide the Board and shareholders with high quality services for the Fund.

37

Altegris Futures Evolution Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

March 31, 2015

Performance. The Trustees reviewed the Fund’s performance since its October 30, 2011 inception and noted that it had outperformed its peer group average by a reasonable amount with positive returns of 0.94% as compared to -1.90% for the peer group during the same period. They further noted that the Fund had substantially outperformed the Morningstar Managed Futures Category (-7.02%) since inception and over the last one year with Fund returns of 2.85% versus the Morningstar category returns of -6.87%. They discussed their the difficulties the futures market had experienced during the last year and the contribution that the overall market may have had to the Fund’s overall performance. The Trustees concluded that the Fund’s performance since inception is strong and although it had underperformed its peer group during the last one year, its strong performance since inception is a more important factor because it demonstrates Altegris’ ability to respond to and perform in the market over a longer period of time.

Fees and Expenses. The Trustees noted that Altegris proposed to continue charging an annual advisory fee of 1.75% as compared to the peer group average of 1.56% and Morningstar category average of 1.24%. They considered that although the proposed fee is higher than the averages, it is within the range of fees charged by peer group funds (1.40% - 1.80%) and within the range of fees charged by funds in the Morningstar category (0.59% - 2.99%). The Trustees also referred to their discussions related to the advisory agreement at the August 2011 meeting of the Board and noted the approved breakpoints in place that take the fee to as low as 1.15% at the highest breakpoint. After discussion, the Trustees concluded that the Fund’s advisory fee was acceptable.

Economies of Scale. The Trustees considered whether economies of scale will be reached with respect to the management of the Fund. The Trustees considered the expense limitation agreement in place for the Fund, and the proposed breakpoints included in the Advisory Agreement. After discussion, the Board’s consensus was that in consideration of the expense limitation agreement, the proposed breakpoints continue to be appropriate, and the shareholders will benefit appropriately from the economies of scale.

Profitability. The Trustees considered the anticipated profits Altegris would realize in connection with managing the Fund and whether the estimated amount of profit is a fair entrepreneurial profit with respect to the services to be provided to the Fund. The Trustees noted that Altegris profits related to managing this Fund were in line with Board expectations. They further considered that Altegris continues to waive fees with respect to its management of the Fund because its expense limitation is low, relative to its management fee. They noted Altegris allocates substantial time, resources and working capital to the ongoing operations and management of the Fund, and agreed with the Adviser’s assessment that the net profitability is reasonable because its fees are in line with the fees charged by its peers, and based on the level of commitment and business risk Altegris assumes.

Conclusion. Having requested and received such information from Altegris as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Board concluded that the advisory fee structure is reasonable and that approval of the Advisory Agreement is in the best interests of the shareholders of the Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Altegris Futures Evolution Strategy Fund.
38

Altegris Futures Evolution Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

March 31, 2015

Altegris Futures Evolution Strategy Fund (Sub-Adviser – DoubleLine Capital LP)

In connection with the April 24, 2013 special meeting of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, the Trustees discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris and DoubleLine Capital LP (“DoubleLine”), with respect to the Fund. In considering the approval of the Sub-Advisory Agreement, the Trustees received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent & Quality of Services. The Trustees took into consideration that DoubleLine has over $56 billion in assets under management, and provides investment advisory and sub-advisory services in Fixed Income, Emerging Markets, U.S. Equities, and Multi- Asset Growth, through mutual funds, closed-end funds, separately managed accounts, and pooled vehicles, with the goal of providing a better risk adjusted return. The Trustees reviewed the organization and the background of the key investment personnel noting each has years of experience in portfolio management and a robust corporate infrastructure that has the resources to provide research, trading, client service, marketing, compliance and legal support. They considered DoubleLine has been tasked with executing the Fund’s Core Fixed Income strategy where it utilizes its research to select securities and determine sector weightings in construction of the portfolio for Altegris. The Trustees noted the benefits of DoubleLine’s provision of its proprietary webcasts, weekly macroeconomic color, monthly & quarterly commentary and one off commentary pieces by portfolio managers. With respect to compliance, the Trustees noted that DoubleLine’s compliance department establishes investment guidelines and restrictions along with pre-trade testing and post-trade reviews. The Trustees concluded that DoubleLine has a robust infrastructure with highly experienced personnel along with sufficient resources capable of delivering a high quality level of service to the Fund and shareholders.

Performance. The Trustees reviewed DoubleLine’s performance as sub-adviser to the Fund noting that it outperformed the benchmark on both an annualized basis and since inception, and noted that the performance returns had nearly doubled the returns of its benchmark over the last 1 year. The Trustees remarked that DoubleLine has done a good job overall, performance has been excellent and the portfolio manager’s track record is impressive in the bond sector. The Trustees concluded that DoubleLine has the ability to continue to provide positive returns for the Fund and its shareholders.

Fees and Expenses. The Trustees discussed the fee structure for the sub-advisory agreement and noted the blended nature of the fee with an incremental increase in fees as assets grow. The Trustees noted DoubleLine is currently managing approximately $227 million of the Fund, which earns a fee starting at

39

Altegris Futures Evolution Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

March 31, 2015

0.25%, with breakpoints that increase the fee on assets up to $750 million, and then breakpoints that decrease the fee on assets above $750 million. Under this structure DoubleLine is, in effect, sharing in the expense cap and costs associated with growing the Fund, and the Trustees considered this as a positive.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. The Trustees agreed that this was an Advisory Agreement level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. However, they agreed that the breakpoints negotiated by Altegris appeared reasonable.

Profitability. The Trustees considered the anticipated profits to be realized by DoubleLine in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees noted that, based on the information provided by DoubleLine, it is apparent that DoubleLine is giving concessions with respect to profitability relative to the private funds they manage. They further noted that the percentage of profit earned is not the only factor to be considered, and that given the access to the high quality portfolio managers at DoubleLine, its reputation and strong performance, the profits are not unreasonable.

Conclusion. Having requested and received such information from DoubleLine as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Board concluded that the fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Trust and the shareholders of the Altegris Futures Evolution Strategy Fund.

40

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
41

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.
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PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR
Altegris Advisors, L.L.C.
1200 Prospect Street, Suite 400
La Jolla, CA 92037

SUB-ADVISOR
Doubleline Capital LP
333 South Grand Ave. Suite 1800
Los Angeles, CA 90071

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

altegris

TRUSTED ALTERNATIVES.
INTELLIGENT INVESTING.

www.altegris.com/mutualfunds

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 6/5/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 6/5/15

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer/Principal Financial Officer

Date 6/5/15